Schedule of Investments(a)
Invesco PureBetaSM MSCI USA ETF (PBUS)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-7.51%
Activision Blizzard, Inc.	50,658	$3,746,159
Alphabet, Inc., Class A(b)	388,272	39,211,589
Alphabet, Inc., Class C(b)	359,180	36,438,811
AMC Entertainment Holdings, Inc., Class A(b)(c)	14	101
AMC Entertainment Holdings, Inc., Preference Shares(b)(c)	14	14
AT&T, Inc.	461,446	8,896,679
Charter Communications, Inc., Class A(b)	7,282	2,849,374
Comcast Corp., Class A	285,171	10,448,665
DISH Network Corp., Class A(b)	15,916	255,452
Electronic Arts, Inc.	18,005	2,354,694
Fox Corp., Class A	19,846	644,003
Fox Corp., Class B	9,532	290,917
IAC, Inc.(b)	2	104
Interpublic Group of Cos., Inc. (The)	25,374	871,851
Liberty Broadband Corp., Class C(b)	8,110	736,875
Liberty Global PLC, Class A (United Kingdom)(b)	10,664	214,133
Liberty Global PLC, Class C (United Kingdom)(b)	18,359	379,664
Liberty Media Corp.-Liberty Formula One, Class C(b)(c)	12,700	773,938
Liberty Media Corp.-Liberty SiriusXM, Class A(b)(c)	4,869	213,360
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	10,733	470,427
Live Nation Entertainment, Inc.(b)	11,169	812,656
Lumen Technologies, Inc.(c)	59,278	324,251
Match Group, Inc.(b)	18,315	926,006
Meta Platforms, Inc., Class A(b)	147,685	17,441,598
Netflix, Inc.(b)	28,796	8,798,042
News Corp., Class A	24,596	471,013
Omnicom Group, Inc.	13,279	1,059,133
Paramount Global, Class B(c)	39,102	785,168
Pinterest, Inc., Class A(b)	37,744	959,452
ROBLOX Corp., Class A(b)(c)	22,958	729,376
Roku, Inc., Class A(b)(c)	7,818	464,155
Sirius XM Holdings, Inc.(c)	50,802	329,705
Snap, Inc., Class A(b)(c)	72,251	744,908
Take-Two Interactive Software, Inc.(b)	10,794	1,140,818
T-Mobile US, Inc.(b)	40,574	6,145,338
Trade Desk, Inc. (The), Class A(b)	28,752	1,499,129
Verizon Communications, Inc.	271,858	10,597,025
Walt Disney Co. (The)(b)	118,052	11,553,749
Warner Bros Discovery, Inc.(b)	148,816	1,696,502
ZoomInfo Technologies, Inc., Class A(b)	16,850	481,910
		175,756,744
Consumer Discretionary-10.42%
Advance Auto Parts, Inc.	3,903	589,314
Airbnb, Inc., Class A(b)(c)	24,556	2,508,150
Amazon.com, Inc.(b)	593,726	57,318,308
Aptiv PLC(b)	17,561	1,873,232
Aramark(c)	15,019	624,790
AutoZone, Inc.(b)	1,261	3,252,119
Bath & Body Works, Inc.	14,784	628,320
Best Buy Co., Inc.	13,068	1,114,700
Booking Holdings, Inc.(b)	2,571	5,346,266
BorgWarner, Inc.	15,336	651,933
Burlington Stores, Inc.(b)(c)	4,253	832,227
Caesars Entertainment, Inc.(b)	13,779	700,111
	Shares	Value
Consumer Discretionary-(continued)
CarMax, Inc.(b)(c)	10,316	$715,518
Carnival Corp.(b)(c)	63,210	627,675
Chewy, Inc., Class A(b)(c)	5,892	254,122
Chipotle Mexican Grill, Inc.(b)	1,797	2,923,647
D.R. Horton, Inc.	21,376	1,838,336
Darden Restaurants, Inc.	7,937	1,166,660
Dollar General Corp.	14,607	3,734,718
Dollar Tree, Inc.(b)(c)	14,527	2,183,263
Domino’s Pizza, Inc.	2,324	903,409
DoorDash, Inc., Class A(b)(c)	15,065	877,536
eBay, Inc.	35,575	1,616,528
Etsy, Inc.(b)(c)	8,182	1,080,760
Expedia Group, Inc.(b)	9,785	1,045,429
Ford Motor Co.	255,371	3,549,657
Garmin Ltd.	9,907	921,252
General Motors Co.	89,563	3,632,675
Genuine Parts Co.	9,119	1,671,786
Hasbro, Inc.	8,511	534,661
Hilton Worldwide Holdings, Inc.	17,762	2,533,217
Home Depot, Inc. (The)	66,292	21,477,945
Las Vegas Sands Corp.(b)	22,143	1,037,178
Lear Corp.	3,860	556,766
Lennar Corp., Class A	16,512	1,450,249
LKQ Corp.	16,880	917,090
Lowe’s Cos., Inc.	40,194	8,543,235
Lucid Group, Inc.(b)(c)	26,581	269,531
lululemon athletica, inc.(b)(c)	7,525	2,861,833
Marriott International, Inc., Class A	17,864	2,953,813
McDonald’s Corp.	47,642	12,996,261
MercadoLibre, Inc. (Brazil)(b)	2,933	2,730,579
MGM Resorts International	20,365	750,654
Mohawk Industries, Inc.(b)	3,325	336,922
Newell Brands, Inc.	25,357	328,880
NIKE, Inc., Class B	81,829	8,975,823
NVR, Inc.(b)	202	937,080
O’Reilly Automotive, Inc.(b)	4,100	3,544,614
Pool Corp.	2,578	849,219
PulteGroup, Inc.	14,991	671,297
Rivian Automotive, Inc., Class A(b)(c)	20,588	659,640
Ross Stores, Inc.	22,660	2,666,402
Royal Caribbean Cruises Ltd.(b)(c)	14,864	890,800
Starbucks Corp.	74,283	7,591,723
Target Corp.	29,804	4,979,354
Tesla, Inc.(b)	172,471	33,580,104
TJX Cos., Inc. (The)	75,185	6,018,559
Tractor Supply Co.	7,188	1,626,716
Ulta Beauty, Inc.(b)	3,316	1,541,410
Vail Resorts, Inc.(c)	2,591	667,286
VF Corp.	21,257	697,655
Wayfair, Inc., Class A(b)(c)	2	73
Whirlpool Corp.(c)	3,530	517,251
Wynn Resorts Ltd.(b)	6,996	585,285
Yum! Brands, Inc.	18,407	2,368,245
		243,829,791
Consumer Staples-6.79%
Altria Group, Inc.	116,613	5,431,834
Archer-Daniels-Midland Co.	36,300	3,539,250
Brown-Forman Corp., Class B	20,068	1,465,365
Bunge Ltd.	9,795	1,026,908
Campbell Soup Co.	13,596	729,697
Church & Dwight Co., Inc.	15,730	1,287,815
Clorox Co. (The)	7,975	1,185,484
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Coca-Cola Co. (The)	266,041	$16,922,868
Colgate-Palmolive Co.	51,313	3,975,731
Conagra Brands, Inc.	31,123	1,182,052
Constellation Brands, Inc., Class A	10,318	2,655,337
Costco Wholesale Corp.	28,684	15,467,847
Darling Ingredients, Inc.(b)	10,380	745,595
Estee Lauder Cos., Inc. (The), Class A	15,000	3,536,850
General Mills, Inc.	38,576	3,290,533
Hershey Co. (The)	9,510	2,236,467
Hormel Foods Corp.	19,448	914,056
JM Smucker Co. (The)	6,900	1,062,669
Kellogg Co.	16,518	1,204,988
Keurig Dr Pepper, Inc.	50,488	1,952,371
Kimberly-Clark Corp.	21,850	2,963,515
Kraft Heinz Co. (The)	47,515	1,869,715
Kroger Co. (The)	44,019	2,165,295
Lamb Weston Holdings, Inc.	9,310	809,039
McCormick & Co., Inc.	16,229	1,382,386
Molson Coors Beverage Co., Class B	12,323	679,120
Mondelez International, Inc., Class A	88,752	6,000,523
Monster Beverage Corp.(b)	25,589	2,632,085
PepsiCo, Inc.	89,368	16,578,658
Philip Morris International, Inc.	100,305	9,997,399
Procter & Gamble Co. (The)	154,473	23,041,193
Sysco Corp.	32,773	2,835,192
Tyson Foods, Inc., Class A	18,774	1,244,341
Walgreens Boots Alliance, Inc.	47,508	1,971,582
Walmart, Inc.	97,628	14,880,460
		158,864,220
Energy-5.16%
APA Corp.	21,144	990,596
Baker Hughes Co., Class A	65,516	1,901,274
Cheniere Energy, Inc.	14,557	2,552,716
Chesapeake Energy Corp.	6,649	688,172
Chevron Corp.	120,416	22,073,457
ConocoPhillips	82,436	10,181,670
Coterra Energy, Inc.	51,520	1,437,923
Devon Energy Corp.	40,282	2,760,123
Diamondback Energy, Inc.	10,943	1,619,783
EOG Resources, Inc.	37,947	5,385,818
EQT Corp.	21,469	910,500
Exxon Mobil Corp.	269,877	30,048,105
Halliburton Co.	58,729	2,225,242
Hess Corp.	18,044	2,596,712
HF Sinclair Corp.	10,527	656,253
Kinder Morgan, Inc.	131,728	2,518,639
Marathon Oil Corp.	43,878	1,343,983
Marathon Petroleum Corp.	32,289	3,933,123
Occidental Petroleum Corp.	60,319	4,191,567
ONEOK, Inc.	28,826	1,929,036
Ovintiv, Inc.	16,460	917,810
Phillips 66	31,150	3,377,906
Pioneer Natural Resources Co.	14,682	3,464,805
Schlumberger Ltd.	91,496	4,716,619
Targa Resources Corp.	13,950	1,037,741
Texas Pacific Land Corp.	401	1,039,609
Valero Energy Corp.	25,512	3,408,913
Williams Cos., Inc. (The)	79,043	2,742,792
		120,650,887
Financials-11.35%
Aflac, Inc.(c)	38,874	2,796,207
	Shares	Value
Financials-(continued)
Allstate Corp. (The)	17,503	$2,343,652
Ally Financial, Inc.	19,979	539,633
American Express Co.	41,268	6,503,424
American Financial Group, Inc.	4,644	660,470
American International Group, Inc.	49,242	3,107,663
Ameriprise Financial, Inc.	7,004	2,324,978
Annaly Capital Management, Inc.(c)	30,304	656,688
Aon PLC, Class A	13,659	4,210,797
Apollo Global Management, Inc.	25,882	1,795,952
Arch Capital Group Ltd.(b)(c)	23,903	1,432,029
Ares Management Corp., Class A	10,018	785,311
Arthur J. Gallagher & Co.	13,620	2,711,878
Assurant, Inc.	3,446	441,846
Bank of America Corp.	468,292	17,724,852
Bank of New York Mellon Corp. (The)	49,713	2,281,827
Berkshire Hathaway, Inc., Class B(b)	84,254	26,843,324
BlackRock, Inc.	9,763	6,990,308
Blackstone, Inc., Class A	45,386	4,154,181
Brown & Brown, Inc.	15,451	920,725
Capital One Financial Corp.	24,854	2,565,927
Carlyle Group, Inc. (The)	12,868	401,096
Cboe Global Markets, Inc.	6,847	868,473
Charles Schwab Corp. (The)	94,127	7,769,243
Chubb Ltd.	27,045	5,938,812
Cincinnati Financial Corp.	9,775	1,084,634
Citigroup, Inc.	125,413	6,071,243
Citizens Financial Group, Inc.	32,096	1,360,228
CME Group, Inc., Class A	23,275	4,108,037
Coinbase Global, Inc., Class A(b)(c)	7,925	362,410
Discover Financial Services	17,690	1,916,888
Equitable Holdings, Inc.	24,324	772,044
Erie Indemnity Co., Class A(c)	1,644	464,249
Everest Re Group Ltd.	2,552	862,423
FactSet Research Systems, Inc.	2,459	1,134,312
Fidelity National Financial, Inc.	16,998	686,039
Fifth Third Bancorp	44,287	1,610,275
First Citizens BancShares, Inc., Class A	774	631,940
First Horizon Corp.	34,733	863,115
First Republic Bank	11,832	1,509,882
Franklin Resources, Inc.	19,331	518,264
Globe Life, Inc.	5,995	719,160
Goldman Sachs Group, Inc. (The)	22,105	8,535,846
Hartford Financial Services Group, Inc. (The)	20,925	1,598,042
Huntington Bancshares, Inc.(c)	93,330	1,444,748
Intercontinental Exchange, Inc.	36,099	3,909,883
Invesco Ltd.(d)	22,278	425,733
JPMorgan Chase & Co.	189,899	26,240,244
KeyCorp	60,536	1,138,682
KKR & Co., Inc., Class A	36,191	1,879,037
Lincoln National Corp.	10,565	411,401
Loews Corp.	13,262	771,185
LPL Financial Holdings, Inc.	5,138	1,216,216
M&T Bank Corp.	11,372	1,933,467
Markel Corp.(b)	875	1,159,235
MarketAxess Holdings, Inc.	2,431	651,314
Marsh & McLennan Cos., Inc.	32,314	5,596,138
MetLife, Inc.	43,902	3,367,283
Moody’s Corp.	10,695	3,189,998
Morgan Stanley	83,381	7,760,270
MSCI, Inc.	5,213	2,647,318
Nasdaq, Inc.	22,415	1,534,531
Northern Trust Corp.	12,820	1,193,670

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
PNC Financial Services Group, Inc. (The)	26,558	$4,468,649
Principal Financial Group, Inc.	16,139	1,447,346
Progressive Corp. (The)	37,854	5,002,406
Prudential Financial, Inc.	24,089	2,602,335
Raymond James Financial, Inc.	12,590	1,471,771
Regions Financial Corp.	60,176	1,396,685
S&P Global, Inc.	22,063	7,783,826
SEI Investments Co.	7,457	464,422
Signature Bank	4,050	564,975
State Street Corp.	23,805	1,896,544
SVB Financial Group(b)	3,792	878,910
Synchrony Financial	31,197	1,172,383
T. Rowe Price Group, Inc.	14,629	1,827,308
Tradeweb Markets, Inc., Class A	6,886	423,214
Travelers Cos., Inc. (The)	15,368	2,917,000
Truist Financial Corp.	85,891	4,020,558
U.S. Bancorp	91,402	4,148,737
W.R. Berkley Corp.	13,654	1,041,527
Webster Financial Corp.	11,386	618,715
Wells Fargo & Co.	245,620	11,777,479
Willis Towers Watson PLC	7,121	1,752,905
		265,726,375
Health Care-15.09%
Abbott Laboratories	113,338	12,192,902
AbbVie, Inc.	114,494	18,454,143
ABIOMED, Inc.(b)	2,944	1,112,214
Agilent Technologies, Inc.(c)	19,167	2,970,502
Align Technology, Inc.(b)	4,806	945,148
Alnylam Pharmaceuticals, Inc.(b)	7,772	1,714,425
AmerisourceBergen Corp.	10,065	1,717,995
Amgen, Inc.	34,640	9,920,896
Avantor, Inc.(b)	43,645	972,411
Baxter International, Inc.	32,503	1,837,395
Becton, Dickinson and Co.	18,460	4,602,816
Biogen, Inc.(b)	9,397	2,867,682
BioMarin Pharmaceutical, Inc.(b)	11,991	1,210,851
Bio-Rad Laboratories, Inc., Class A(b)	1,445	599,256
Bio-Techne Corp.	10,084	857,039
Boston Scientific Corp.(b)	92,704	4,196,710
Bristol-Myers Squibb Co.	138,269	11,100,235
Cardinal Health, Inc.	17,583	1,409,629
Catalent, Inc.(b)	10,942	548,522
Centene Corp.(b)	37,013	3,221,982
Charles River Laboratories International, Inc.(b)	3,282	750,167
Cigna Corp.	19,758	6,498,209
Cooper Cos., Inc. (The)	3,203	1,013,269
CVS Health Corp.	85,013	8,661,124
Danaher Corp.	44,750	12,235,097
DaVita, Inc.(b)	3,548	261,594
DENTSPLY SIRONA, Inc.	13,872	419,767
DexCom, Inc.(b)	25,422	2,956,070
Edwards Lifesciences Corp.(b)	40,144	3,101,124
Elanco Animal Health, Inc.(b)	27,450	353,281
Elevance Health, Inc.	15,542	8,282,643
Eli Lilly and Co.	52,300	19,407,484
Exact Sciences Corp.(b)(c)	11,459	515,082
Gilead Sciences, Inc.	81,214	7,133,026
HCA Healthcare, Inc.	14,870	3,572,071
Henry Schein, Inc.(b)	8,835	714,928
Hologic, Inc.(b)	16,166	1,231,203
Horizon Therapeutics PLC(b)(c)	14,097	1,413,788
	Shares	Value
Health Care-(continued)
Humana, Inc.	8,186	$4,501,481
IDEXX Laboratories, Inc.(b)(c)	5,391	2,295,865
Illumina, Inc.(b)	10,186	2,221,363
Incyte Corp.(b)	12,243	975,400
Insulet Corp.(b)(c)	4,494	1,345,369
Intuitive Surgical, Inc.(b)	23,125	6,252,769
IQVIA Holdings, Inc.(b)	12,077	2,633,027
Jazz Pharmaceuticals PLC(b)	4,059	636,898
Johnson & Johnson	170,245	30,303,610
Laboratory Corp. of America Holdings	5,854	1,409,058
Masimo Corp.(b)(c)	3,231	468,301
McKesson Corp.	9,307	3,552,296
Medtronic PLC	86,103	6,805,581
Merck & Co., Inc.	164,043	18,064,415
Mettler-Toledo International, Inc.(b)	1,457	2,141,149
Moderna, Inc.(b)	21,532	3,787,694
Molina Healthcare, Inc.(b)	3,770	1,269,623
Neurocrine Biosciences, Inc.(b)	6,154	781,927
Novocure Ltd.(b)(c)	6,066	466,111
PerkinElmer, Inc.	8,129	1,135,865
Pfizer, Inc.	363,429	18,218,696
Quest Diagnostics, Inc.	7,577	1,150,416
Regeneron Pharmaceuticals, Inc.(b)	6,941	5,217,550
Repligen Corp.(b)	3,412	610,202
ResMed, Inc.	9,482	2,182,756
Royalty Pharma PLC, Class A	22,646	995,745
Seagen, Inc.(b)	8,957	1,087,290
STERIS PLC	6,441	1,196,351
Stryker Corp.	22,019	5,150,024
Teladoc Health, Inc.(b)(c)	4	114
Teleflex, Inc.	3,037	711,022
Thermo Fisher Scientific, Inc.	25,370	14,212,781
UnitedHealth Group, Inc.	60,571	33,178,371
Universal Health Services, Inc., Class B	4,256	556,898
Veeva Systems, Inc., Class A(b)	9,038	1,720,474
Vertex Pharmaceuticals, Inc.(b)	16,607	5,254,455
Viatris, Inc.	78,521	866,087
Waters Corp.(b)	3,876	1,343,422
West Pharmaceutical Services, Inc.	4,766	1,118,390
Zimmer Biomet Holdings, Inc.	13,567	1,629,397
Zoetis, Inc.	30,314	4,672,600
		353,093,523
Industrials-8.52%
3M Co.	35,809	4,510,860
A.O. Smith Corp.(c)	8,320	505,357
Allegion PLC	5,652	642,350
AMERCO(b)(c)	5,714	360,953
AMETEK, Inc.	14,867	2,117,358
Boeing Co. (The)(b)	36,530	6,534,486
Booz Allen Hamilton Holding Corp.(c)	8,509	905,358
C.H. Robinson Worldwide, Inc.	8,023	804,065
Carlisle Cos., Inc.	3,339	878,524
Carrier Global Corp.	54,497	2,415,307
Caterpillar, Inc.	34,185	8,081,676
Cintas Corp.	5,898	2,723,578
Clarivate PLC(b)(c)	19,903	194,850
Copart, Inc.(b)	27,614	1,837,988
CoStar Group, Inc.(b)	25,577	2,072,760
CSX Corp.	138,657	4,532,697
Cummins, Inc.	9,130	2,293,091
Deere & Co.	18,801	8,291,241
Delta Air Lines, Inc.(b)	10,256	362,755

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Dover Corp.	9,296	$1,319,567
Eaton Corp. PLC	25,790	4,215,375
Emerson Electric Co.	38,290	3,667,033
Equifax, Inc.	7,899	1,559,026
Expeditors International of Washington, Inc.	10,594	1,229,540
Fastenal Co.	37,268	1,919,675
FedEx Corp.	15,971	2,910,236
Ferguson PLC	13,483	1,580,612
Fortive Corp.	21,882	1,478,129
Fortune Brands Home & Security, Inc.	8,442	551,600
Generac Holdings, Inc.(b)	4,116	434,320
General Dynamics Corp.	15,095	3,809,827
General Electric Co.	71,008	6,104,558
HEICO Corp.(c)	2,792	453,170
HEICO Corp., Class A	4,702	596,120
Honeywell International, Inc.	43,625	9,577,869
Howmet Aerospace, Inc.	24,284	914,778
Hubbell, Inc.	3,474	882,604
Huntington Ingalls Industries, Inc.	2,563	594,513
IDEX Corp.	4,885	1,160,139
Illinois Tool Works, Inc.	20,050	4,560,773
Ingersoll Rand, Inc.	26,156	1,411,639
J.B. Hunt Transport Services, Inc.	5,373	988,041
Jacobs Solutions, Inc.	8,264	1,045,727
Johnson Controls International PLC	44,604	2,963,490
Knight-Swift Transportation Holdings, Inc.	9,883	547,815
L3Harris Technologies, Inc.	12,391	2,813,748
Leidos Holdings, Inc.	8,379	916,076
Lennox International, Inc.	2,071	539,351
Lockheed Martin Corp.	15,453	7,497,641
Lyft, Inc., Class A(b)	9	101
Masco Corp.	14,604	741,591
Nordson Corp.	3,344	790,823
Norfolk Southern Corp.	15,210	3,901,365
Northrop Grumman Corp.	9,517	5,075,321
Old Dominion Freight Line, Inc.	6,153	1,861,959
Otis Worldwide Corp.	27,212	2,124,985
Owens Corning(c)	6,249	555,161
PACCAR, Inc.(c)	22,494	2,382,340
Parker-Hannifin Corp.	8,315	2,485,686
Pentair PLC	10,644	487,176
Plug Power, Inc.(b)(c)	33,288	531,276
Quanta Services, Inc.	9,232	1,383,692
Raytheon Technologies Corp.	95,612	9,438,817
Republic Services, Inc.	14,321	1,994,772
Robert Half International, Inc.(c)	7,117	560,677
Rockwell Automation, Inc.(c)	7,475	1,975,045
Rollins, Inc.	14,204	574,410
Sensata Technologies Holding PLC	10,121	456,457
Snap-on, Inc.	3,450	830,070
Southwest Airlines Co.(b)	9,487	378,626
Stanley Black & Decker, Inc.	9,572	782,224
Textron, Inc.	13,698	977,763
Trane Technologies PLC	15,005	2,677,192
TransDigm Group, Inc.	3,336	2,096,676
TransUnion	12,465	786,292
Uber Technologies, Inc.(b)	96,157	2,802,015
Union Pacific Corp.	40,439	8,792,652
United Parcel Service, Inc., Class B	47,392	8,991,684
United Rentals, Inc.(b)	4,532	1,599,932
Verisk Analytics, Inc.	10,164	1,867,228
W.W. Grainger, Inc.	2,970	1,791,088
	Shares	Value
Industrials-(continued)
Wabtec Corp.	11,200	$1,132,208
Waste Connections, Inc.	16,654	2,406,503
Waste Management, Inc.	26,766	4,489,194
Xylem, Inc.	11,668	1,310,900
		199,342,147
Information Technology-26.72%
Accenture PLC, Class A	40,961	12,326,394
Adobe, Inc.(b)	30,305	10,453,104
Advanced Micro Devices, Inc.(b)	104,536	8,115,130
Affirm Holdings, Inc.(b)(c)	12,221	170,116
Akamai Technologies, Inc.(b)	10,291	976,204
Amphenol Corp., Class A	38,518	3,098,003
Analog Devices, Inc.	33,307	5,725,806
ANSYS, Inc.(b)	5,638	1,433,743
Apple, Inc.	1,040,667	154,049,936
Applied Materials, Inc.	55,709	6,105,706
AppLovin Corp., Class A(b)(c)	3	43
Arista Networks, Inc.(b)	15,763	2,195,786
Arrow Electronics, Inc.(b)	4,156	451,923
Aspen Technology, Inc.(b)	1,877	432,649
Autodesk, Inc.(b)	14,076	2,842,648
Automatic Data Processing, Inc.	26,907	7,107,215
Bentley Systems, Inc., Class B	12,545	496,907
Bill.com Holdings, Inc.(b)(c)	6,110	735,766
Black Knight, Inc.(b)	10,104	626,347
Block, Inc., Class A(b)(c)	34,290	2,323,833
Broadcom, Inc.	26,149	14,408,884
Broadridge Financial Solutions, Inc.	7,568	1,128,465
Cadence Design Systems, Inc.(b)	17,735	3,051,129
CDW Corp.	8,758	1,652,109
Ceridian HCM Holding, Inc.(b)	8,920	610,485
Cisco Systems, Inc.	268,148	13,332,319
Cloudflare, Inc., Class A(b)(c)	16,341	802,997
Cognex Corp.	11,198	557,436
Cognizant Technology Solutions Corp., Class A	33,554	2,087,394
Corning, Inc.	52,002	1,774,828
Coupa Software, Inc.(b)	2	127
Crowdstrike Holdings, Inc., Class A(b)	13,082	1,539,097
Datadog, Inc., Class A(b)	16,007	1,213,011
Dell Technologies, Inc., Class C	17,205	770,612
DocuSign, Inc.(b)	12,948	609,462
Dropbox, Inc., Class A(b)	17,826	419,981
Dynatrace, Inc.(b)	12,893	499,604
Enphase Energy, Inc.(b)	8,760	2,808,368
Entegris, Inc.(c)	9,646	745,539
EPAM Systems, Inc.(b)(c)	3,715	1,369,275
F5, Inc.(b)	3,857	596,331
Fair Isaac Corp.(b)(c)	1,635	1,013,242
Fidelity National Information Services, Inc.	39,370	2,857,475
First Solar, Inc.(b)	6,210	1,071,411
Fiserv, Inc.(b)	39,345	4,106,044
FleetCor Technologies, Inc.(b)	4,615	905,463
Fortinet, Inc.(b)	43,402	2,307,250
Gartner, Inc.(b)	5,122	1,794,595
Gen Digital, Inc.	38,562	885,384
Global Payments, Inc.	17,948	1,862,643
GoDaddy, Inc., Class A(b)	10,126	801,270
Guidewire Software, Inc.(b)(c)	2	119
Hewlett Packard Enterprise Co.	84,138	1,411,836
HP, Inc.(c)	66,967	2,011,689
HubSpot, Inc.(b)	2,931	888,181

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Intel Corp.	265,884	$7,995,132
International Business Machines Corp.	58,485	8,708,417
Intuit, Inc.	17,354	7,073,317
Jack Henry & Associates, Inc.	4,684	886,915
Juniper Networks, Inc.	20,767	690,295
Keysight Technologies, Inc.(b)	11,611	2,100,314
KLA Corp.	9,183	3,610,296
Lam Research Corp.	8,871	4,190,483
Marvell Technology, Inc.	55,210	2,568,369
Mastercard, Inc., Class A	55,871	19,912,424
Microchip Technology, Inc.	35,777	2,833,181
Micron Technology, Inc.	71,434	4,118,170
Microsoft Corp.	458,790	117,055,681
MongoDB, Inc.(b)	4,393	670,767
Monolithic Power Systems, Inc.	2,861	1,092,788
Motorola Solutions, Inc.	10,807	2,941,665
NetApp, Inc.	14,291	966,215
NVIDIA Corp.	161,240	27,286,645
NXP Semiconductors N.V. (China)	17,029	2,994,379
Okta, Inc.(b)(c)	9,732	518,910
ON Semiconductor Corp.(b)(c)	28,048	2,109,210
Oracle Corp.	103,541	8,597,009
Palantir Technologies, Inc., Class A(b)(c)	107,398	805,485
Palo Alto Networks, Inc.(b)(c)	19,335	3,285,017
Paychex, Inc.	20,974	2,601,405
Paycom Software, Inc.(b)	3,308	1,121,743
Paylocity Holding Corp.(b)	2,683	584,438
PayPal Holdings, Inc.(b)	71,144	5,578,401
PTC, Inc.(b)	7,226	919,219
Qorvo, Inc.(b)	6,683	663,288
QUALCOMM, Inc.	72,719	9,198,226
RingCentral, Inc., Class A(b)	2	74
Roper Technologies, Inc.	6,855	3,008,591
salesforce.com, inc.(b)	64,755	10,376,989
Seagate Technology Holdings PLC(c)	12,843	680,294
ServiceNow, Inc.(b)	13,081	5,445,620
Skyworks Solutions, Inc.	10,385	993,014
Snowflake, Inc., Class A(b)(c)	14,419	2,060,475
SolarEdge Technologies, Inc.(b)	3,603	1,076,793
Splunk, Inc.(b)	10,536	818,437
SS&C Technologies Holdings, Inc.	14,823	796,885
Synopsys, Inc.(b)	9,902	3,362,125
TE Connectivity Ltd. (Switzerland)	20,711	2,612,071
Teledyne Technologies, Inc.(b)	3,019	1,268,282
Teradyne, Inc.	10,152	948,704
Texas Instruments, Inc.	59,168	10,677,457
Toast, Inc., Class A(b)	15,945	292,750
Trimble, Inc.(b)	16,037	958,211
Twilio, Inc., Class A(b)(c)	11,059	542,112
Tyler Technologies, Inc.(b)	2,692	922,656
Unity Software, Inc.(b)(c)	16,018	632,871
VeriSign, Inc.(b)	6,253	1,249,412
Visa, Inc., Class A(c)	105,876	22,975,092
VMware, Inc., Class A(b)	13,682	1,662,226
Western Digital Corp.(b)	20,365	748,414
Western Union Co. (The)(c)	24,854	364,360
Wolfspeed, Inc.(b)	8,039	730,906
Workday, Inc., Class A(b)	13,016	2,185,386
Zebra Technologies Corp., Class A(b)	3,353	906,249
Zoom Video Communications, Inc., Class A(b)	14,624	1,103,088
Zscaler, Inc.(b)(c)	5,466	729,438
		625,368,100
	Shares	Value
Materials-2.73%
Air Products and Chemicals, Inc.	14,339	$4,447,384
Albemarle Corp.	7,561	2,101,882
Alcoa Corp.	11,651	584,065
Amcor PLC	96,422	1,190,812
Avery Dennison Corp.	5,280	1,020,782
Ball Corp.	20,353	1,141,396
Celanese Corp.	6,950	745,735
CF Industries Holdings, Inc.	12,904	1,396,084
Cleveland-Cliffs, Inc.(b)(c)	33,762	522,636
Corteva, Inc.	46,533	3,125,156
Crown Holdings, Inc.	7,846	645,020
Dow, Inc.	46,505	2,370,360
DuPont de Nemours, Inc.	32,436	2,287,062
Eastman Chemical Co.	7,953	688,889
Ecolab, Inc.	16,609	2,488,526
FMC Corp.	8,115	1,060,144
Freeport-McMoRan, Inc.	92,553	3,683,609
International Flavors & Fragrances, Inc.(c)	16,504	1,746,453
International Paper Co.	22,271	826,700
Linde PLC (United Kingdom)	32,272	10,858,883
LyondellBasell Industries N.V., Class A	16,898	1,436,499
Martin Marietta Materials, Inc.	4,021	1,473,616
Mosaic Co. (The)	22,358	1,146,965
Newmont Corp.	51,395	2,439,721
Nucor Corp.	16,952	2,541,952
Packaging Corp. of America	6,040	820,776
PPG Industries, Inc.	15,218	2,057,778
RPM International, Inc.	8,348	865,020
Sealed Air Corp.	9,404	500,575
Sherwin-Williams Co. (The)	15,944	3,972,926
Steel Dynamics, Inc.(c)	11,825	1,228,972
Vulcan Materials Co.	8,606	1,577,738
Westlake Corp.(c)	2,469	265,788
WestRock Co.	16,451	623,822
		63,883,726
Real Estate-2.77%
Alexandria Real Estate Equities, Inc.	10,011	1,557,812
American Homes 4 Rent, Class A	20,145	666,195
American Tower Corp.	30,149	6,670,466
AvalonBay Communities, Inc.	9,055	1,583,720
Boston Properties, Inc.	9,568	689,661
Camden Property Trust	6,531	785,875
CBRE Group, Inc., Class A(b)(c)	20,797	1,655,441
Crown Castle, Inc.	27,995	3,959,333
Digital Realty Trust, Inc.	18,611	2,092,993
Equinix, Inc.	5,898	4,073,454
Equity LifeStyle Properties, Inc.	11,369	755,129
Equity Residential	23,138	1,500,731
Essex Property Trust, Inc.	4,202	926,037
Extra Space Storage, Inc.(c)	8,695	1,397,200
Gaming and Leisure Properties, Inc.	16,492	867,644
Healthcare Realty Trust, Inc.	24,445	501,856
Healthpeak Properties, Inc.	34,941	917,551
Host Hotels & Resorts, Inc.	46,293	876,789
Invitation Homes, Inc.	39,396	1,285,491
Iron Mountain, Inc.	18,823	1,022,654
Kimco Realty Corp.	40,050	917,946
Medical Properties Trust, Inc.	38,466	504,674
Mid-America Apartment Communities, Inc.	7,491	1,235,116
Prologis, Inc.	59,769	7,040,191
Public Storage	10,222	3,045,747
Realty Income Corp.	39,991	2,522,232

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Regency Centers Corp.	9,894	$657,258
SBA Communications Corp., Class A	6,986	2,090,910
Simon Property Group, Inc.	21,214	2,533,800
Sun Communities, Inc.	7,985	1,172,997
UDR, Inc.	21,040	872,529
Ventas, Inc.	25,883	1,204,336
VICI Properties, Inc.(c)	62,290	2,130,318
Vornado Realty Trust(c)	5	126
W.P. Carey, Inc.(c)	12,453	981,296
Welltower, Inc.	30,006	2,131,326
Weyerhaeuser Co.	47,940	1,568,117
Zillow Group, Inc., Class C(b)(c)	10,256	389,523
		64,784,474
Utilities-2.90%
AES Corp. (The)	43,252	1,250,848
Alliant Energy Corp.	16,249	914,819
Ameren Corp.	16,669	1,488,875
American Electric Power Co., Inc.	33,238	3,217,438
American Water Works Co., Inc.	11,770	1,786,215
Atmos Energy Corp.	9,059	1,088,892
CenterPoint Energy, Inc.	40,764	1,268,168
CMS Energy Corp.	18,792	1,147,627
Consolidated Edison, Inc.	22,961	2,251,096
Constellation Energy Corp.	21,089	2,027,075
Dominion Energy, Inc.	53,908	3,294,318
DTE Energy Co.	12,545	1,455,346
Duke Energy Corp.	49,837	4,980,211
Edison International	24,717	1,647,635
Entergy Corp.	13,173	1,531,625
Essential Utilities, Inc.	16,070	775,217
Evergy, Inc.	14,862	879,979
Eversource Energy	22,434	1,858,881
Exelon Corp.	64,222	2,656,864
FirstEnergy Corp.	35,187	1,451,112
	Shares	Value
Utilities-(continued)
NextEra Energy, Inc.	127,229	$10,776,296
NiSource, Inc.	26,066	728,284
NRG Energy, Inc.	15,315	650,122
PG&E Corp.(b)(c)	96,534	1,515,584
PPL Corp.	47,672	1,407,277
Public Service Enterprise Group, Inc.	32,304	1,956,007
Sempra Energy	20,335	3,379,474
Southern Co. (The)	70,469	4,766,523
UGI Corp.	13,500	521,775
Vistra Corp.	24,265	590,368
WEC Energy Group, Inc.	20,432	2,025,629
Xcel Energy, Inc.	35,420	2,487,192
		67,776,772
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $2,405,812,615)		2,339,076,759
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.27%
Invesco Private Government Fund, 3.83%(d)(e)(f)	21,436,162	21,436,162
Invesco Private Prime Fund, 4.15%(d)(e)(f)	55,094,868	55,105,885
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $76,534,745)		76,542,047
TOTAL INVESTMENTS IN SECURITIES-103.23% (Cost $2,482,347,360)		2,415,618,806
OTHER ASSETS LESS LIABILITIES-(3.23)%		(75,477,176)
NET ASSETS-100.00%		$2,340,141,630

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Invesco Ltd.	$367,742	$2,447	$(3,308)	$58,664	$188	$425,733	$4,175
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	11,128,104	(11,128,104)	-	-	-	2,912
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2022
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$77,205,584	$56,777,830	$(112,547,252)	$-	$-	$21,436,162	$192,646*
Invesco Private Prime Fund	199,097,606	76,314,673	(220,310,610)	5,200	(984)	55,105,885	516,546*
Total	$276,670,932	$144,223,054	$(343,989,274)	$63,864	$(796)	$76,967,780	$716,279

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-2.43%
Advantage Solutions, Inc.(b)	654	$1,622
Altice USA, Inc., Class A(b)	1,776	8,099
AMC Entertainment Holdings, Inc., Class A(b)	4,244	30,684
AMC Entertainment Holdings, Inc., Preference Shares(b)	4,244	4,124
AMC Networks, Inc., Class A(b)	228	4,551
Angi, Inc., Class A(b)	573	1,278
Anterix, Inc.(b)	109	3,706
ATN International, Inc.(c)	91	4,405
Bandwidth, Inc., Class A(b)	192	4,389
Boston Omaha Corp., Class A(b)	165	4,727
Bumble, Inc., Class A(b)	585	14,251
Cable One, Inc.	41	29,696
Cardlytics, Inc.(b)	269	1,208
Cargurus, Inc.(b)	717	9,378
Cars.com, Inc.(b)	529	7,819
Charge Enterprises, Inc.(b)	931	1,974
Cinemark Holdings, Inc.(b)	891	12,127
Clear Channel Outdoor Holdings, Inc.(b)	2,711	3,063
Cogent Communications Holdings, Inc.	355	20,608
Consolidated Communications Holdings, Inc.(b)	616	2,846
E.W. Scripps Co. (The), Class A(b)(c)	440	6,591
EchoStar Corp., Class A(b)(c)	277	4,820
Endeavor Group Holdings, Inc., Class A(b)	701	15,415
Eventbrite, Inc., Class A(b)(c)	662	4,826
Frontier Communications Parent, Inc.(b)(c)	1,612	41,541
fuboTV, Inc.(b)(c)	1,447	4,037
Globalstar, Inc.(b)	5,901	11,212
Gogo, Inc.(b)(c)	476	7,468
Gray Television, Inc.	625	7,312
IAC, Inc.(b)	651	33,780
IDT Corp., Class B(b)	162	4,528
iHeartMedia, Inc., Class A(b)	948	7,622
IMAX Corp.(b)	370	6,249
Innovid Corp. (Israel)(b)(c)	470	1,391
Iridium Communications, Inc.(b)	938	49,808
John Wiley & Sons, Inc., Class A	364	17,257
Liberty Latin America Ltd., Class A (Chile)(b)	301	2,330
Liberty Latin America Ltd., Class C (Chile)(b)(c)	1,220	9,504
Liberty Media Corp.-Liberty Braves, Class A(b)	65	2,153
Liberty Media Corp.-Liberty Braves, Class C(b)(c)	324	10,556
Lions Gate Entertainment Corp., Class A(b)(c)	477	3,644
Lions Gate Entertainment Corp., Class B(b)	1,014	7,220
Madison Square Garden Entertainment Corp.(b)(c)	202	9,720
Madison Square Garden Sports Corp., Class A(c)	121	19,704
Magnite, Inc.(b)(c)	982	10,910
Marcus Corp. (The)	180	2,923
MediaAlpha, Inc., Class A(b)	190	2,255
New York Times Co. (The), Class A	1,359	49,807
Nexstar Media Group, Inc., Class A(c)	319	60,470
Nextdoor Holdings, Inc.(b)(c)	756	1,701
Playstudios, Inc.(b)	694	2,901
Playtika Holding Corp.(b)	593	5,604
PubMatic, Inc., Class A(b)	333	5,218
QuinStreet, Inc.(b)(c)	416	5,920
Radius Global Infrastructure, Inc., Class A(b)(c)	665	8,419
Scholastic Corp.	240	9,869
Shenandoah Telecommunications Co.(c)	388	7,554
Shutterstock, Inc.	207	11,141
Sinclair Broadcast Group, Inc., Class A	359	6,663
	Shares	Value
Communication Services-(continued)
Skillz, Inc., (Acquired 05/27/2021 - 11/30/2022; Cost $13,444)(b)(d)	2,014	$1,971
Stagwell, Inc.(b)	651	4,856
TechTarget, Inc.(b)(c)	230	10,502
TEGNA, Inc.	1,741	34,367
Telephone & Data Systems, Inc.	831	8,759
Thryv Holdings, Inc.(b)(c)	168	3,222
TripAdvisor, Inc.(b)	835	17,026
United States Cellular Corp.(b)	129	2,743
Vimeo, Inc.(b)	1,208	5,170
WideOpenWest, Inc.(b)(c)	433	4,495
World Wrestling Entertainment, Inc., Class A(c)	356	28,437
Yelp, Inc.(b)	577	17,858
Ziff Davis, Inc.(b)(c)	368	33,952
ZipRecruiter, Inc., Class A(b)(c)	306	5,067
		829,023
Consumer Discretionary-13.40%
1-800-Flowers.com, Inc., Class A(b)	160	1,354
2U, Inc.(b)	636	5,107
Aaron’s Co., Inc. (The)	253	3,084
Abercrombie & Fitch Co., Class A(b)	406	9,736
Academy Sports & Outdoors, Inc.(c)	665	33,569
Accel Entertainment, Inc.(b)(c)	481	4,113
Acushnet Holdings Corp.	291	13,226
Adient PLC(b)	779	30,334
ADT, Inc.	1,407	13,141
Adtalem Global Education, Inc.(b)	371	15,434
Allbirds, Inc., Class A(b)	786	2,264
American Axle & Manufacturing Holdings, Inc.(b)(c)	938	9,765
American Eagle Outfitters, Inc.(c)	1,322	20,914
America’s Car-Mart, Inc.(b)(c)	51	3,711
AMMO, Inc.(b)(c)	697	1,492
Arko Corp.(c)	402	3,791
Asbury Automotive Group, Inc.(b)(c)	173	32,458
Autoliv, Inc. (Sweden)	679	60,024
AutoNation, Inc.(b)(c)	299	37,049
Bally’s Corp.(b)(c)	256	6,400
BARK, Inc.(b)	483	802
Beachbody Co., Inc. (The)(b)	823	576
Bed Bath & Beyond, Inc.(b)(c)	559	1,901
Big Lots, Inc.	228	4,446
BJ’s Restaurants, Inc.(b)	193	6,191
Bloomin’ Brands, Inc.	697	15,696
Boot Barn Holdings, Inc.(b)	245	16,501
Bowlero Corp.(b)(c)	320	4,467
Boyd Gaming Corp.	658	40,355
Bright Horizons Family Solutions, Inc.(b)	475	35,245
Brinker International, Inc.(b)	360	12,042
Brunswick Corp.	611	45,336
Buckle, Inc. (The)(c)	247	10,856
Caleres, Inc.(c)	302	7,296
Camping World Holdings, Inc., Class A	326	8,975
Canoo, Inc.(b)	1,509	2,022
Capri Holdings Ltd.(b)	1,133	64,978
CarParts.com, Inc.(b)(c)	358	1,940
Carriage Services, Inc.	109	2,741
Carter’s, Inc.	320	23,373
Carvana Co.(b)(c)	740	5,705
Cavco Industries, Inc.(b)	69	15,844
Century Communities, Inc.	240	11,558
Cheesecake Factory, Inc. (The)(c)	386	13,525
Chegg, Inc.(b)	1,038	30,974
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Chico’s FAS, Inc.(b)	1,028	$6,034
Children’s Place, Inc. (The)(b)(c)	102	3,621
Choice Hotels International, Inc.(c)	298	36,720
Churchill Downs, Inc.	279	61,927
Chuy’s Holdings, Inc.(b)	155	4,912
Clarus Corp.	199	1,656
Columbia Sportswear Co.	280	25,085
Container Store Group, Inc. (The)(b)	265	1,259
ContextLogic, Inc., Class A(b)	4,001	2,936
Coursera, Inc.(b)	479	6,677
Cracker Barrel Old Country Store, Inc.(c)	178	20,434
Cricut, Inc., Class A(b)(c)	214	1,759
Crocs, Inc.(b)(c)	506	51,106
Dana, Inc.	1,059	18,649
Dave & Buster’s Entertainment, Inc.(b)	321	12,731
Deckers Outdoor Corp.(b)	218	86,956
Denny’s Corp.(b)	476	5,969
Designer Brands, Inc., Class A	489	7,482
Dick’s Sporting Goods, Inc.	457	54,648
Dillard’s, Inc., Class A(c)	44	15,827
Dine Brands Global, Inc.	122	9,100
Dorman Products, Inc.(b)(c)	219	19,631
DraftKings, Inc., Class A(b)(c)	3,128	47,921
Dream Finders Homes, Inc., Class A(b)(c)	160	1,574
Duolingo, Inc.(b)(c)	151	10,520
Dutch Bros, Inc., Class A(b)	211	7,963
El Pollo Loco Holdings, Inc.(c)	167	1,820
Ethan Allen Interiors, Inc.	187	5,320
European Wax Center, Inc., Class A	211	3,060
Everi Holdings, Inc.(b)	740	12,373
EVgo, Inc.(b)(c)	539	3,450
F45 Training Holdings, Inc.(b)(c)	277	745
First Watch Restaurant Group, Inc.(b)	146	2,289
Fisker, Inc.(b)(c)	1,366	10,573
Five Below, Inc.(b)(c)	456	73,352
Floor & Decor Holdings, Inc., Class A(b)(c)	871	65,003
Foot Locker, Inc.(c)	698	27,780
Fox Factory Holding Corp.(b)	347	36,817
Franchise Group, Inc.(c)	232	6,044
frontdoor, inc.(b)(c)	669	15,635
Funko, Inc., Class A(b)(c)	288	2,736
GameStop Corp., Class A(b)(c)	2,126	55,722
Gap, Inc. (The)(c)	1,643	23,889
Genesco, Inc.(b)(c)	107	5,585
Gentex Corp.	1,931	55,806
Gentherm, Inc.(b)	272	19,472
G-III Apparel Group Ltd.(b)	356	7,700
Golden Entertainment, Inc.(b)	152	6,735
Goodyear Tire & Rubber Co. (The)(b)	2,326	26,098
GoPro, Inc., Class A(b)	1,063	5,825
Graham Holdings Co., Class B	32	20,598
Grand Canyon Education, Inc.(b)	262	29,624
Green Brick Partners, Inc.(b)(c)	246	5,948
Group 1 Automotive, Inc.	123	23,781
Guess?, Inc.	294	6,103
H&R Block, Inc.	1,314	57,435
Hanesbrands, Inc.(c)	2,865	19,253
Harley-Davidson, Inc.	1,140	53,728
Haverty Furniture Cos., Inc., (Acquired 12/07/2020 - 11/28/2022; Cost $3,571)(d)	117	3,689
Helen of Troy Ltd.(b)	197	19,412
Hibbett, Inc.	101	6,733
	Shares	Value
Consumer Discretionary-(continued)
Hilton Grand Vacations, Inc.(b)(c)	725	$31,914
Holley, Inc.(b)	388	1,063
Hyatt Hotels Corp., Class A(b)	412	41,332
Installed Building Products, Inc.	201	17,071
iRobot Corp.(b)(c)	224	11,668
Jack in the Box, Inc.	173	12,508
Johnson Outdoors, Inc., Class A	48	2,715
KB Home	644	20,215
Kohl’s Corp.	1,055	33,844
Kontoor Brands, Inc.	409	17,771
Krispy Kreme, Inc.	550	8,481
Kura Sushi USA, Inc., Class A(b)	36	2,365
Lands’ End, Inc.(b)(c)	105	1,214
Latham Group, Inc.(b)	392	1,352
Laureate Education, Inc., Class A(c)	1,158	12,136
La-Z-Boy, Inc.(c)	353	9,612
LCI Industries	209	20,662
Leggett & Platt, Inc.(c)	1,089	38,779
Leslie’s, Inc.(b)(c)	1,278	18,659
Levi Strauss & Co., Class A	772	12,761
LGI Homes, Inc.(b)(c)	171	16,987
Life Time Group Holdings, Inc.(b)	239	3,066
Light & Wonder, Inc.(b)	736	47,671
Lindblad Expeditions Holdings, Inc.(b)	283	2,570
Liquidity Services, Inc.(b)	230	3,839
Lithia Motors, Inc., Class A	226	54,084
Lordstown Motors Corp., Class A(b)(c)	1,296	2,151
Lovesac Co. (The)(b)(c)	112	2,918
Luminar Technologies, Inc.(b)(c)	1,713	13,122
M.D.C. Holdings, Inc.	467	15,145
M/I Homes, Inc.(b)	228	10,301
Macy’s, Inc.	2,225	52,287
Malibu Boats, Inc., Class A(b)(c)	168	9,695
MarineMax, Inc.(b)	179	5,912
Marriott Vacations Worldwide Corp.	306	45,588
Mattel, Inc.(b)	2,902	52,903
Membership Collective Group, Inc., Class A (United Kingdom)(b)(c)	258	1,161
Meritage Homes Corp.(b)	300	25,923
Mister Car Wash, Inc.(b)(c)	625	6,400
Modine Manufacturing Co.(b)	384	8,129
Monarch Casino & Resort, Inc.(b)	116	9,843
Monro, Inc.	264	12,004
Movado Group, Inc.	129	4,153
Murphy USA, Inc.	182	53,837
National Vision Holdings, Inc.(b)	648	26,218
Nordstrom, Inc.(c)	919	19,271
Norwegian Cruise Line Holdings Ltd.(b)(c)	3,460	56,882
ODP Corp. (The)(b)	359	17,279
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	462	28,136
OneSpaWorld Holdings Ltd. (Bahamas)(b)(c)	549	5,474
Overstock.com, Inc.(b)	375	9,983
Oxford Industries, Inc.(c)	124	13,995
Papa John’s International, Inc.(c)	276	22,980
Patrick Industries, Inc.	178	9,956
Peloton Interactive, Inc., Class A(b)(c)	2,403	27,346
Penn Entertainment, Inc.(b)(c)	1,302	45,817
Penske Automotive Group, Inc.(c)	244	30,854
Perdoceo Education Corp.(b)	556	7,979
Petco Health & Wellness Co., Inc.(b)(c)	749	8,269
PetMed Express, Inc.(c)	168	3,326
Planet Fitness, Inc., Class A(b)	692	54,225

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Playa Hotels & Resorts N.V.(b)	1,091	$6,710
Polaris, Inc.	465	53,038
Portillo’s, Inc., Class A(b)	335	6,764
Poshmark, Inc., Class A(b)	133	2,371
Purple Innovation, Inc.(b)	442	2,232
PVH Corp.	550	36,949
QuantumScape Corp.(b)	2,154	16,133
Qurate Retail, Inc., Class A(b)(c)	2,916	6,853
Ralph Lauren Corp.	352	39,818
RCI Hospitality Holdings, Inc.(c)	68	6,189
Red Rock Resorts, Inc., Class A	432	19,466
Rent-A-Center, Inc.(c)	462	11,130
Revolve Group, Inc.(b)(c)	334	8,824
RH(b)(c)	162	46,466
Rover Group, Inc.(b)	600	2,892
Ruth’s Hospitality Group, Inc.	269	4,710
Sally Beauty Holdings, Inc.(b)(c)	879	10,337
SeaWorld Entertainment, Inc.(b)	361	20,599
Service Corp. International	1,295	92,528
Shake Shack, Inc., Class A(b)(c)	306	16,096
Shoe Carnival, Inc.(c)	146	3,856
Signet Jewelers Ltd.(c)	382	24,830
Six Flags Entertainment Corp.(b)	614	14,791
Skechers U.S.A., Inc., Class A(b)	1,107	46,682
Skyline Champion Corp.(b)	444	23,084
Sleep Number Corp.(b)(c)	183	5,353
Smith & Wesson Brands, Inc.(c)	376	4,426
Snap One Holdings Corp.(b)	125	1,014
Solid Power, Inc.(b)(c)	860	3,156
Sonic Automotive, Inc., Class A(c)	167	8,874
Sonos, Inc.(b)(c)	1,045	18,319
Sportsman’s Warehouse Holdings, Inc.(b)(c)	358	3,516
Standard Motor Products, Inc.	158	6,069
Steven Madden Ltd.	616	21,277
Stitch Fix, Inc., Class A(b)(c)	658	2,658
Stoneridge, Inc.(b)	224	5,307
Strategic Education, Inc.	192	15,706
Stride, Inc.(b)(c)	334	11,827
Sturm Ruger & Co., Inc.	146	8,020
Sweetgreen, Inc., Class A(b)	397	5,689
Tapestry, Inc.	1,981	74,822
Target Hospitality Corp.(b)	245	3,543
Taylor Morrison Home Corp., Class A(b)	887	26,956
Tempur Sealy International, Inc.	1,343	42,667
Texas Roadhouse, Inc.	522	51,845
Thor Industries, Inc.(c)	448	38,591
Toll Brothers, Inc.	897	42,975
TopBuild Corp.(b)	266	40,985
Topgolf Callaway Brands Corp.(b)(c)	1,138	23,841
Traeger, Inc.(b)(c)	442	1,414
Travel + Leisure Co.	688	26,743
TravelCenters of America, Inc.(b)	110	5,627
Tri Pointe Homes, Inc.(b)	835	15,397
Tupperware Brands Corp.(b)	347	1,607
Under Armour, Inc., Class A(b)(c)	1,549	15,490
Under Armour, Inc., Class C(b)	1,620	14,126
Urban Outfitters, Inc.(b)	492	14,238
Victoria’s Secret & Co.(b)(c)	682	31,372
Vista Outdoor, Inc.(b)	464	12,978
Visteon Corp.(b)	231	33,911
Vivid Seats, Inc.(b)	202	1,576
Vivint Smart Home, Inc.(b)(c)	349	3,239
	Shares	Value
Consumer Discretionary-(continued)
Vuzix Corp.(b)(c)	499	$2,081
Warby Parker, Inc.(b)(c)	551	9,384
Wayfair, Inc., Class A(b)	596	21,837
Wendy’s Co. (The)	1,482	33,434
Williams-Sonoma, Inc.(c)	551	64,412
Wingstop, Inc.	246	40,715
Winmark Corp.	24	5,760
Winnebago Industries, Inc.	248	14,530
Wolverine World Wide, Inc.	645	7,224
Workhorse Group, Inc.(b)(c)	1,345	3,094
WW International, Inc.(b)	462	1,908
Wyndham Hotels & Resorts, Inc.	742	54,403
Xometry, Inc., Class A(b)(c)	110	4,645
XPEL, Inc.(b)(c)(e)	159	10,899
Xponential Fitness, Inc., Class A(b)	134	2,967
YETI Holdings, Inc.(b)(c)	708	31,782
Zumiez, Inc.(b)(c)	136	3,162
		4,578,081
Consumer Staples-3.71%
Andersons, Inc. (The)	264	10,164
B&G Foods, Inc.(c)	589	7,822
Beauty Health Co. (The)(b)(c)	743	7,987
BellRing Brands, Inc.(b)(c)	1,119	27,874
Benson Hill, Inc.(b)	929	2,889
Beyond Meat, Inc.(b)(c)	471	6,872
BJ’s Wholesale Club Holdings, Inc.(b)	1,109	83,441
Boston Beer Co., Inc. (The), Class A(b)	80	30,750
BRC, Inc.(b)	216	1,320
Calavo Growers, Inc.	146	5,104
Cal-Maine Foods, Inc.(c)	308	17,950
Casey’s General Stores, Inc.	306	74,364
Celsius Holdings, Inc.(b)	342	38,078
Central Garden & Pet Co.(b)(c)	84	3,448
Central Garden & Pet Co., Class A(b)(c)	340	13,284
Chefs’ Warehouse, Inc. (The)(b)	283	10,995
Coca-Cola Consolidated, Inc.	41	20,164
Coty, Inc., Class A(b)	2,756	21,690
Duckhorn Portfolio, Inc. (The)(b)	331	5,316
Edgewell Personal Care Co.	406	17,543
elf Beauty, Inc.(b)	409	22,479
Energizer Holdings, Inc.	556	18,954
Flowers Foods, Inc.	1,653	49,673
Fresh Del Monte Produce, Inc.	314	8,692
Freshpet, Inc.(b)(c)	394	26,406
Grocery Outlet Holding Corp.(b)	753	22,793
Hain Celestial Group, Inc. (The)(b)(c)	733	13,736
Herbalife Nutrition Ltd.(b)	797	13,963
Honest Co., Inc. (The)(b)	455	1,310
Hostess Brands, Inc.(b)	1,121	29,594
Ingles Markets, Inc., Class A	112	11,323
Ingredion, Inc.	538	52,708
Inter Parfums, Inc.	157	14,961
J&J Snack Foods Corp.(c)	134	21,979
John B. Sanfilippo & Son, Inc.	74	6,267
Lancaster Colony Corp.	158	32,728
Medifast, Inc.	90	11,345
MGP Ingredients, Inc.	108	13,506
Mission Produce, Inc.(b)	348	5,530
National Beverage Corp.(c)	192	9,894
Nu Skin Enterprises, Inc., Class A	414	17,268
Performance Food Group Co.(b)	1,275	77,749
Pilgrim’s Pride Corp.(b)	393	10,281

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Post Holdings, Inc.(b)	442	$41,376
PriceSmart, Inc.	203	14,421
Reynolds Consumer Products, Inc.(c)	517	16,523
Seaboard Corp.	2	7,906
Seneca Foods Corp., Class A(b)	49	3,150
Simply Good Foods Co. (The)(b)(c)	702	28,010
Sovos Brands, Inc.(b)	249	3,583
SpartanNash Co.	294	9,658
Spectrum Brands Holdings, Inc.	335	17,845
Sprouts Farmers Market, Inc.(b)(c)	882	30,279
Tattooed Chef, Inc.(b)(c)	338	510
Tootsie Roll Industries, Inc.	134	6,023
TreeHouse Foods, Inc.(b)(c)	414	20,464
Turning Point Brands, Inc.	125	2,753
United Natural Foods, Inc.(b)	479	22,839
Universal Corp.	202	11,496
US Foods Holding Corp.(b)	1,659	60,686
USANA Health Sciences, Inc.(b)	95	5,229
Utz Brands, Inc.(c)	531	10,121
Vector Group Ltd.	1,080	11,988
Veru, Inc.(b)	524	2,976
Vita Coco Co., Inc. (The)(b)	114	1,350
Vital Farms, Inc.(b)	167	2,383
WD-40 Co.(c)	112	18,760
Weis Markets, Inc.	133	11,599
Westrock Coffee Holdings LLC(b)	272	3,397
		1,265,519
Energy-5.25%
Alto Ingredients, Inc.(b)(c)	609	2,125
Antero Midstream Corp.	2,554	28,937
Antero Resources Corp.(b)	2,262	82,676
Arch Resources, Inc.	145	22,439
Archaea Energy, Inc.(b)(c)	670	17,380
Archrock, Inc.	1,150	10,017
Berry Corp.	463	4,172
Brigham Minerals, Inc., Class A	419	14,845
Bristow Group, Inc.(b)	58	1,508
Cactus, Inc., Class A	497	27,032
California Resources Corp.	434	19,695
Callon Petroleum Co.(b)(c)	405	16,978
Centrus Energy Corp., Class A(b)(c)	90	3,420
ChampionX Corp.	1,666	51,379
Chord Energy Corp.	323	49,267
Civitas Resources, Inc.	454	30,581
Clean Energy Fuels Corp.(b)(c)	1,460	9,870
CNX Resources Corp.(b)(c)	1,556	27,028
Comstock Resources, Inc.	766	14,056
CONSOL Energy, Inc.	272	21,066
Core Laboratories N.V.	380	8,238
Crescent Energy Co., Class A	312	4,384
CVR Energy, Inc.	249	9,176
Delek US Holdings, Inc.	527	16,326
Denbury, Inc.(b)	408	36,622
Diamond Offshore Drilling, Inc.(b)	833	7,972
DMC Global, Inc.(b)	155	2,850
Dorian LPG Ltd.	265	5,160
Dril-Quip, Inc.(b)	282	6,638
DT Midstream, Inc.	794	47,902
Earthstone Energy, Inc., Class A(b)	390	6,178
EnLink Midstream LLC(b)	2,163	27,816
Enviva, Inc.(c)	274	15,550
Equitrans Midstream Corp.	3,385	28,400
	Shares	Value
Energy-(continued)
Excelerate Energy, Inc., Class A	151	$4,282
Expro Group Holdings N.V.(b)	580	10,075
Gevo, Inc.(b)(c)	1,935	4,218
Gran Tierra Energy, Inc. (Colombia)(b)	3,029	3,605
Green Plains, Inc.(b)(c)	483	16,692
Gulfport Energy Corp.(b)	97	7,866
Helix Energy Solutions Group, Inc.(b)	1,185	7,560
Helmerich & Payne, Inc.	866	44,235
Hess Midstream L.P., Class A	361	11,274
International Seaways, Inc.	306	13,182
Kimbell Royalty Partners L.P.	442	7,633
Kinetik Holdings, Inc., Class A	150	5,105
Kosmos Energy Ltd. (Ghana)(b)	3,743	24,891
Laredo Petroleum, Inc.(b)	119	7,596
Liberty Energy, Inc., Class A(b)	1,074	17,753
Magnolia Oil & Gas Corp., Class A(c)	1,396	36,408
Matador Resources Co.	970	64,369
Murphy Oil Corp.	1,213	57,254
Nabors Industries Ltd.(b)(c)	73	11,558
New Fortress Energy, Inc.	341	17,357
NextDecade Corp.(b)	414	2,248
NexTier Oilfield Solutions, Inc.(b)	1,604	16,345
Noble Corp. PLC(b)(c)	824	30,595
Northern Oil and Gas, Inc.(c)	551	20,051
NOV, Inc.	3,226	72,456
Oceaneering International, Inc.(b)	820	12,456
Par Pacific Holdings, Inc.(b)	395	9,255
Patterson-UTI Energy, Inc.	1,780	31,951
PBF Energy, Inc., Class A	801	31,856
PDC Energy, Inc.	791	58,787
Peabody Energy Corp.(b)	947	30,247
Permian Resources Corp.	1,642	16,683
Plains GP Holdings L.P., Class A(b)	1,595	21,102
ProFrac Holding Corp., Class A(b)	133	3,136
ProPetro Holding Corp.(b)	634	6,961
Range Resources Corp.	2,159	62,330
Ranger Oil Corp., Class A	163	7,102
REX American Resources Corp.(b)	132	3,895
RPC, Inc.	623	5,769
SandRidge Energy, Inc.(b)(c)	256	5,222
Select Energy Services, Inc., Class A	526	4,308
SilverBow Resources, Inc.(b)	110	3,840
SM Energy Co.	1,007	43,412
Southwestern Energy Co.(b)	7,320	50,654
Talos Energy, Inc.(b)	474	9,314
TechnipFMC PLC (United Kingdom)(b)	3,528	43,747
Tellurian, Inc.(b)(c)	3,976	10,695
TETRA Technologies, Inc.(b)	948	3,612
Tidewater, Inc.(b)	91	2,766
Transocean Ltd.(b)	5,505	23,396
Uranium Energy Corp.(b)(c)	2,770	10,748
US Silica Holdings, Inc.(b)	620	8,116
VAALCO Energy, Inc.	851	4,408
Valaris Ltd.(b)	185	12,212
Vertex Energy, Inc.(b)	497	4,120
Viper Energy Partners L.P.	494	16,317
W&T Offshore, Inc.(b)	823	5,654
Weatherford International PLC(b)	492	21,353
World Fuel Services Corp.	508	14,453
		1,792,168
Financials-16.63%
1st Source Corp.	152	8,679

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Affiliated Managers Group, Inc.	314	$50,372
AGNC Investment Corp.	4,292	42,877
Amalgamated Financial Corp.	126	3,360
A-Mark Precious Metals, Inc.	151	5,209
Ambac Financial Group, Inc.(b)	369	6,000
Amerant Bancorp, Inc.	208	6,128
American Equity Investment Life Holding Co.	612	24,792
Ameris Bancorp	541	28,608
AMERISAFE, Inc.	158	9,380
Apollo Commercial Real Estate Finance, Inc.	1,097	13,559
Arbor Realty Trust, Inc.	1,259	18,734
Ares Commercial Real Estate Corp.	425	5,295
Argo Group International Holdings Ltd.	288	7,828
ARMOUR Residential REIT, Inc.	941	5,533
Arrow Financial Corp.	135	4,748
Artisan Partners Asset Management, Inc., Class A(c)	554	19,218
AssetMark Financial Holdings, Inc.(b)	181	4,500
Associated Banc-Corp	1,234	30,356
Assured Guaranty Ltd.	483	32,153
Atlantic Union Bankshares Corp.	613	21,866
Atlanticus Holdings Corp.(b)	42	1,210
AXIS Capital Holdings Ltd.	661	38,047
Axos Financial, Inc.(b)	442	17,729
B. Riley Financial, Inc.	128	5,622
Banc of California, Inc.	464	7,874
BancFirst Corp.	148	15,087
Bancorp, Inc. (The)(b)(c)	418	12,527
Bank First Corp.	67	6,367
Bank of Hawaii Corp.	331	26,702
Bank of Marin Bancorp	132	4,737
Bank OZK	972	44,858
BankUnited, Inc.(c)	640	23,501
Banner Corp.	281	19,844
Bar Harbor Bankshares	124	3,753
Berkshire Hills Bancorp, Inc.	356	11,100
BGC Partners, Inc., Class A	2,554	11,008
Blackstone Mortgage Trust, Inc., Class A(c)	1,331	33,634
Blucora, Inc.(b)(c)	353	8,843
Blue Owl Capital, Inc.(c)	2,076	23,459
BOK Financial Corp.	251	26,282
Bread Financial Holdings, Inc.(c)	409	16,781
Bridgewater Bancshares, Inc.(b)	170	3,276
Brighthouse Financial, Inc.(b)	590	32,887
Brightsphere Investment Group, Inc.	272	5,538
BrightSpire Capital, Inc.(c)	794	5,669
Broadmark Realty Capital, Inc.	1,091	4,440
Brookline Bancorp, Inc.	630	8,959
BRP Group, Inc., Class A(b)	495	14,870
Business First Bancshares, Inc.	196	4,610
Byline Bancorp, Inc.	185	4,216
Cadence Bank(c)	1,498	43,202
Cambridge Bancorp	58	5,157
Camden National Corp.	120	5,254
Cannae Holdings, Inc.(b)	592	13,717
Capital City Bank Group, Inc.	112	3,942
Capitol Federal Financial, Inc.	1,083	9,065
Cathay General Bancorp	581	26,999
Central Pacific Financial Corp.	229	4,852
Chimera Investment Corp.(c)	1,903	13,036
City Holding Co.	122	12,434
Claros Mortgage Trust, Inc.	630	10,886
CNO Financial Group, Inc.	935	21,954
	Shares	Value
Financials-(continued)
Coastal Financial Corp.(b)	90	$4,493
Cohen & Steers, Inc.	220	14,575
Columbia Banking System, Inc.(c)	646	22,003
Columbia Financial, Inc.(b)(c)	318	7,021
Comerica, Inc.	1,074	77,049
Commerce Bancshares, Inc.	886	66,379
Community Bank System, Inc.	441	28,727
Community Trust Bancorp, Inc.	132	6,324
Compass Diversified Holdings	530	10,367
ConnectOne Bancorp, Inc.	290	7,610
Cowen, Inc., Class A	215	8,312
Credit Acceptance Corp.(b)(c)	53	25,120
CrossFirst Bankshares, Inc.(b)	379	5,257
Cullen/Frost Bankers, Inc.	500	72,535
Customers Bancorp, Inc.(b)(c)	254	8,197
CVB Financial Corp.(c)	1,148	32,925
Diamond Hill Investment Group, Inc.	25	4,449
Dime Community Bancshares, Inc.	269	9,595
Donegal Group, Inc., Class A	132	1,963
Donnelley Financial Solutions, Inc.(b)(c)	220	8,400
Dynex Capital, Inc.	366	4,795
Eagle Bancorp, Inc.	263	12,403
East West Bancorp, Inc.	1,157	81,233
Eastern Bankshares, Inc.	1,318	25,846
Ellington Financial, Inc.	468	6,384
Employers Holdings, Inc.	224	10,409
Enact Holdings, Inc.	267	6,622
Encore Capital Group, Inc.(b)	196	9,878
Enova International, Inc.(b)	265	10,690
Enstar Group Ltd.(b)	92	20,055
Enterprise Financial Services Corp.	290	15,179
Equity Bancshares, Inc., Class A	119	4,351
Essent Group Ltd.	884	35,440
Evercore, Inc., Class A	305	35,130
EZCORP, Inc., Class A(b)	441	4,419
F.N.B. Corp.	2,880	40,608
Farmers National Banc Corp.	252	3,833
FB Financial Corp.	308	13,185
Federal Agricultural Mortgage Corp., Class C	76	9,565
Federated Hermes, Inc., Class B	695	26,382
First American Financial Corp.	855	46,726
First Bancorp	1,544	23,747
First Bancorp/Southern Pines NC(c)	293	14,249
First Bancshares, Inc. (The)(c)	187	6,394
First Busey Corp.	431	11,236
First Commonwealth Financial Corp.	767	11,290
First Community Bankshares, Inc.	121	4,471
First Financial Bancorp	779	20,589
First Financial Bankshares, Inc.	1,113	41,125
First Financial Corp.	94	4,519
First Foundation, Inc.(c)	417	5,842
First Hawaiian, Inc.	1,049	27,851
First Interstate BancSystem, Inc., Class A(c)	746	32,540
First Merchants Corp.	489	21,619
First Mid Bancshares, Inc.	151	5,232
First of Long Island Corp. (The)	187	3,637
FirstCash Holdings, Inc.	328	30,786
Five Star Bancorp	85	2,295
Flushing Financial Corp.	234	4,881
Focus Financial Partners, Inc., Class A(b)	484	18,469
Franklin BSP Realty Trust, Inc.	689	10,059
Freedom Holding Corp. (Kazakhstan)(b)	146	9,211

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Fulton Financial Corp.	1,374	$25,543
Genworth Financial, Inc., Class A(b)	4,136	20,804
German American Bancorp, Inc.	230	9,168
Glacier Bancorp, Inc.	910	52,689
Goosehead Insurance, Inc., Class A(b)	160	6,498
Granite Point Mortgage Trust, Inc.(c)	443	2,840
Great Southern Bancorp, Inc.	81	5,075
Green Dot Corp., Class A(b)	397	8,091
Hagerty, Inc.(b)(c)	195	1,778
Hamilton Lane, Inc., Class A	291	21,499
Hancock Whitney Corp.	704	38,607
Hanmi Financial Corp.	250	6,762
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	720	23,357
Hanover Insurance Group, Inc. (The)	293	43,159
HarborOne Bancorp, Inc.	371	5,428
HBT Financial, Inc.	71	1,395
HCI Group, Inc.	63	2,357
Heartland Financial USA, Inc.	348	16,979
Heritage Commerce Corp.	498	7,077
Heritage Financial Corp.	288	9,475
Hilltop Holdings, Inc.	424	12,635
Hingham Institution for Savings (The)(c)	11	3,228
Hippo Holdings, Inc.(b)(c)	103	1,538
Home BancShares, Inc.	1,600	40,720
HomeStreet, Inc.	154	4,204
Hope Bancorp, Inc.	981	13,361
Horace Mann Educators Corp.	336	12,966
Horizon Bancorp, Inc.	327	5,317
Houlihan Lokey, Inc.	407	40,028
Independent Bank Corp.(c)	377	34,126
Independent Bank Corporation	169	4,147
Independent Bank Group, Inc.(c)	303	19,980
Interactive Brokers Group, Inc., Class A	802	64,401
International Bancshares Corp.	460	24,233
Invesco Mortgage Capital, Inc.(f)	271	3,558
Jackson Financial, Inc., Class A	418	15,612
James River Group Holdings Ltd.	306	7,350
Janus Henderson Group PLC(c)	1,156	29,235
Jefferies Financial Group, Inc.	1,527	58,011
Kearny Financial Corp.	504	4,874
Kemper Corp.	524	29,826
Kinsale Capital Group, Inc.	179	55,170
KKR Real Estate Finance Trust, Inc.(c)	427	7,067
Ladder Capital Corp.	935	10,378
Lakeland Bancorp, Inc.	506	9,452
Lakeland Financial Corp.(c)	208	16,424
Lemonade, Inc.(b)(c)	368	7,305
LendingClub Corp.(b)	851	8,774
LendingTree, Inc.(b)	98	2,347
Live Oak Bancshares, Inc.	270	9,004
Luther Burbank Corp.	128	1,518
MBIA, Inc.(b)	383	4,868
Mercantile Bank Corp.	125	4,351
Merchants Bancorp	142	3,634
Mercury General Corp.	228	8,272
Metrocity Bankshares, Inc.	157	3,532
Metropolitan Bank Holding Corp.(b)	81	5,147
MFA Financial, Inc.	757	8,463
MGIC Investment Corp.	2,493	34,229
Mid Penn Bancorp, Inc.	111	3,663
Midland States Bancorp, Inc.	175	4,709
	Shares	Value
Financials-(continued)
MidWestOne Financial Group, Inc.	122	$4,257
Moelis & Co., Class A(c)	526	22,734
Morningstar, Inc.	209	51,232
Mr. Cooper Group, Inc.(b)	559	25,244
National Bank Holdings Corp., Class A	247	11,488
National Western Life Group, Inc., Class A	20	4,216
Navient Corp.	1,165	19,304
NBT Bancorp, Inc.	352	16,248
Nelnet, Inc., Class A	120	11,825
New York Community Bancorp, Inc.(c)	5,586	52,229
New York Mortgage Trust, Inc.	3,122	8,773
Nicolet Bankshares, Inc.(b)(c)	105	8,686
NMI Holdings, Inc., Class A(b)(c)	661	14,231
Northfield Bancorp, Inc.	358	5,710
Northwest Bancshares, Inc.	990	15,137
OceanFirst Financial Corp.	486	11,353
OFG Bancorp	388	11,240
Old National Bancorp	2,405	45,960
Old Republic International Corp.	2,410	59,045
Old Second Bancorp, Inc.	293	5,116
OneMain Holdings, Inc.	965	37,982
Open Lending Corp., Class A(b)	881	6,229
Origin Bancorp, Inc.	176	7,202
Oscar Health, Inc., Class A(b)(c)	352	1,014
Pacific Premier Bancorp, Inc.	781	28,858
PacWest Bancorp	968	25,284
Palomar Holdings, Inc.(b)	207	12,987
Park National Corp.(c)	133	20,127
Pathward Financial, Inc.	239	10,404
Peapack-Gladstone Financial Corp.	134	5,523
PennyMac Financial Services, Inc.	366	21,836
PennyMac Mortgage Investment Trust(c)	744	11,361
Peoples Bancorp, Inc.	232	6,960
Perella Weinberg Partners	347	3,321
Pinnacle Financial Partners, Inc.	628	52,683
Piper Sandler Cos.	143	20,543
PJT Partners, Inc., Class A	189	14,555
Popular, Inc.	616	44,980
PRA Group, Inc.(b)	320	11,002
Preferred Bank	120	9,071
Premier Financial Corp.	292	8,521
Primerica, Inc.	308	45,901
ProAssurance Corp.	442	8,836
PROG Holdings, Inc.(b)	414	8,152
Prosperity Bancshares, Inc.	749	56,602
Provident Financial Services, Inc.	587	13,225
QCR Holdings, Inc.	133	6,997
Radian Group, Inc.	1,327	25,969
Ready Capital Corp.(c)	845	11,323
Redwood Trust, Inc.(c)	959	7,576
Reinsurance Group of America, Inc.	550	79,420
RenaissanceRe Holdings Ltd. (Bermuda)	359	67,819
Renasant Corp.	459	18,713
Republic Bancorp, Inc., Class A	79	3,482
Rithm Capital Corp.	3,843	34,779
RLI Corp.	335	43,573
Rocket Cos., Inc., Class A(c)	948	7,868
Ryan Specialty Holdings, Inc., Class A(b)(c)	688	27,713
S&T Bancorp, Inc.	321	12,012
Safety Insurance Group, Inc.	121	11,101
Sandy Spring Bancorp, Inc.	367	12,779
Seacoast Banking Corp. of Florida	504	17,327

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Selective Insurance Group, Inc.	495	$47,579
ServisFirst Bancshares, Inc.(c)	401	30,404
Silvergate Capital Corp., Class A(b)(c)	260	7,132
Simmons First National Corp., Class A	1,054	24,463
SiriusPoint Ltd. (Bermuda)(b)	733	4,779
SLM Corp.	2,064	36,037
SmartFinancial, Inc.	118	3,538
SoFi Technologies, Inc.(b)(c)	4,923	23,778
South Plains Financial, Inc.	93	2,879
South State Corp.	621	54,555
Southern Missouri Bancorp, Inc.	64	3,319
Southside Bancshares, Inc.(c)	250	9,085
Starwood Property Trust, Inc.(c)	2,539	54,360
Stellar Bancorp, Inc.(c)	369	12,476
StepStone Group, Inc., Class A	403	12,082
Stewart Information Services Corp.	223	9,870
Stifel Financial Corp.	872	56,026
Stock Yards Bancorp, Inc.(c)	241	17,839
StoneX Group, Inc.(b)	141	14,307
Synovus Financial Corp.	1,194	50,303
Texas Capital Bancshares, Inc.(b)	410	24,596
TFS Financial Corp.	464	6,334
Tompkins Financial Corp.	107	8,939
Towne Bank	567	18,314
TPG RE Finance Trust, Inc.(c)	445	3,297
TPG, Inc.	321	10,689
TriCo Bancshares	246	13,407
Triumph Financial, Inc.(b)	191	11,414
Trupanion, Inc.(b)(c)	284	14,845
TrustCo Bank Corp.	157	6,098
Trustmark Corp.	477	17,449
Two Harbors Investment Corp.	707	11,595
UMB Financial Corp.	378	32,327
Umpqua Holdings Corp.	1,782	36,121
United Bankshares, Inc.	1,105	47,393
United Community Banks, Inc.(c)	871	33,943
United Fire Group, Inc.	176	5,377
Universal Insurance Holdings, Inc.	228	2,506
Univest Financial Corp.	243	6,855
Unum Group	1,642	69,260
Upstart Holdings, Inc.(b)(c)	601	11,750
UWM Holdings Corp.(c)	722	3,213
Valley National Bancorp	3,534	44,740
Veritex Holdings, Inc.	445	14,534
Victory Capital Holdings, Inc., Class A	141	4,089
Virtu Financial, Inc., Class A	719	15,947
Virtus Investment Partners, Inc.	60	11,636
Voya Financial, Inc.	804	53,048
Walker & Dunlop, Inc.	258	23,042
Washington Federal, Inc.	536	18,905
Washington Trust Bancorp, Inc.	142	7,066
Waterstone Financial, Inc.	158	2,646
WesBanco, Inc.	490	19,820
Westamerica Bancorporation	221	13,647
Western Alliance Bancorporation	889	60,932
White Mountains Insurance Group Ltd.	21	28,536
Wintrust Financial Corp.	499	45,624
WisdomTree, Inc.	895	4,985
World Acceptance Corp.(b)(c)	28	1,985
WSFS Financial Corp.	522	25,322
Zions Bancorporation N.A.	1,236	64,049
		5,680,561
	Shares	Value
Health Care-13.18%
10X Genomics, Inc., Class A(b)	624	$24,124
1Life Healthcare, Inc.(b)	1,126	19,131
23andMe Holding Co., Class A(b)(c)	2,024	6,173
2seventy bio, Inc.(b)(c)	295	4,623
Acadia Healthcare Co., Inc.(b)	745	66,350
Acadia Pharmaceuticals, Inc.(b)(c)	997	15,533
Accolade, Inc.(b)	497	4,389
Aclaris Therapeutics, Inc.(b)	383	5,829
AdaptHealth Corp.(b)(c)	552	12,315
Adaptive Biotechnologies Corp.(b)(c)	821	7,208
Addus HomeCare Corp.(b)	132	14,557
Adicet Bio, Inc.(b)	148	2,691
ADMA Biologics, Inc.(b)	1,371	4,579
Aerovate Therapeutics, Inc.(b)	70	1,319
Agenus, Inc.(b)	2,093	5,651
Agiliti, Inc.(b)(c)	273	4,507
agilon health, inc.(b)	1,687	29,624
Agios Pharmaceuticals, Inc.(b)(c)	405	12,207
Akero Therapeutics, Inc.(b)(c)	242	11,253
Akouos, Inc.(b)	182	2,419
Albireo Pharma, Inc.(b)	145	3,202
Alector, Inc.(b)(c)	429	3,642
Alignment Healthcare, Inc.(b)(c)	692	9,204
Alkermes PLC(b)	1,346	33,354
Allakos, Inc.(b)	522	4,307
Allogene Therapeutics, Inc.(b)(c)	709	6,991
Allovir, Inc.(b)	382	2,869
Allscripts Healthcare Solutions, Inc.(b)	910	17,235
Alphatec Holdings, Inc.(b)	602	6,177
Altimmune, Inc.(b)	403	4,010
ALX Oncology Holdings, Inc.(b)	151	1,676
Amedisys, Inc.(b)	266	24,230
American Well Corp., Class A(b)(c)	1,680	6,132
Amicus Therapeutics, Inc.(b)(c)	1,728	20,909
AMN Healthcare Services, Inc.(b)	355	43,913
Amneal Pharmaceuticals, Inc.(b)	798	2,043
Amphastar Pharmaceuticals, Inc.(b)(c)	322	9,496
AnaptysBio, Inc.(b)(c)	139	3,841
Anavex Life Sciences Corp.(b)(c)	640	5,645
AngioDynamics, Inc.(b)	314	4,066
ANI Pharmaceuticals, Inc.(b)	107	4,489
Anika Therapeutics, Inc.(b)	119	3,753
Apellis Pharmaceuticals, Inc.(b)	722	36,049
Apollo Medical Holdings, Inc.(b)	325	9,249
Arcellx, Inc.(b)	126	2,512
Arcturus Therapeutics Holdings, Inc.(b)(c)	196	3,614
Arcus Biosciences, Inc.(b)(c)	356	12,521
Arcutis Biotherapeutics, Inc.(b)(c)	346	5,962
Arrowhead Pharmaceuticals, Inc.(b)(c)	827	26,629
Artivion, Inc.(b)(c)	331	4,233
Arvinas, Inc.(b)(c)	371	15,226
ATAI Life Sciences N.V. (Germany)(b)	997	3,519
Atara Biotherapeutics, Inc.(b)	659	2,985
Atea Pharmaceuticals, Inc.(b)(c)	615	2,884
AtriCure, Inc.(b)	362	16,493
Atrion Corp.	12	7,258
Aurinia Pharmaceuticals, Inc. (Canada)(b)	990	5,079
Avanos Medical, Inc.(b)	382	10,276
AVEO Pharmaceuticals, Inc.(b)	256	3,827
Avid Bioservices, Inc.(b)(c)	507	7,940
Avidity Biosciences, Inc.(b)(c)	321	3,736
AxoGen, Inc.(b)	330	3,614

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Axonics, Inc.(b)	321	$21,982
Axsome Therapeutics, Inc.(b)(c)	248	17,928
Azenta, Inc.(c)	617	37,150
Beam Therapeutics, Inc.(b)(c)	462	21,340
BioCryst Pharmaceuticals, Inc.(b)	1,527	20,401
BioLife Solutions, Inc.(b)	258	5,462
Bionano Genomics, Inc.(b)(c)	2,383	4,790
Bioventus, Inc., Class A(b)	239	466
Bioxcel Therapeutics, Inc.(b)(c)	162	2,684
Bluebird Bio, Inc.(b)(c)	633	4,931
Blueprint Medicines Corp.(b)(c)	490	23,417
Bridgebio Pharma, Inc.(b)(c)	556	5,210
Brookdale Senior Living, Inc.(b)	1,380	4,347
Bruker Corp.	852	57,433
Butterfly Network, Inc.(b)(c)	896	2,894
C4 Therapeutics, Inc.(b)(c)	281	2,408
Cano Health, Inc.(b)	1,333	2,533
Cara Therapeutics, Inc.(b)(c)	375	4,425
Cardiovascular Systems, Inc.(b)(c)	332	4,651
CareDx, Inc.(b)	439	5,685
CareMax, Inc.(b)	380	1,505
Caribou Biosciences, Inc.(b)	400	3,724
Cassava Sciences, Inc.(b)(c)	313	10,902
Castle Biosciences, Inc.(b)	184	4,341
Catalyst Pharmaceuticals, Inc.(b)(c)	805	13,500
Celldex Therapeutics, Inc.(b)	306	11,350
Celularity, Inc.(b)(c)	409	699
Cerevel Therapeutics Holdings, Inc.(b)	512	14,828
Certara, Inc.(b)	853	14,484
Cerus Corp.(b)	1,454	5,816
Chemed Corp.	122	63,440
Chinook Therapeutics, Inc.(b)	336	7,610
CinCor Pharma, Inc.(b)(c)	140	1,652
Clover Health Investments Corp.(b)(c)	2,675	3,504
Codexis, Inc.(b)(c)	477	2,609
Cogent Biosciences, Inc.(b)	270	3,397
Coherus Biosciences, Inc.(b)	505	3,464
Collegium Pharmaceutical, Inc.(b)	264	5,774
Community Health Systems, Inc.(b)	996	3,416
Computer Programs & Systems, Inc.(b)	115	3,404
CONMED Corp.(c)	250	20,712
Corcept Therapeutics, Inc.(b)	792	20,022
CorVel Corp.(b)(c)	79	12,085
Crinetics Pharmaceuticals, Inc.(b)	309	5,522
CRISPR Therapeutics AG (Switzerland)(b)(c)	609	33,367
Cross Country Healthcare, Inc.(b)(c)	298	10,662
CryoPort, Inc.(b)	398	7,860
CTI BioPharma Corp.(b)	751	4,521
Cullinan Oncology, Inc.(b)	112	1,392
Cutera, Inc.(b)(c)	129	6,138
Cytek Biosciences, Inc.(b)	553	7,128
Cytokinetics, Inc.(b)(c)	734	31,195
Deciphera Pharmaceuticals, Inc.(b)	329	5,234
Definitive Healthcare Corp.(b)(c)	289	3,286
Denali Therapeutics, Inc.(b)(c)	709	22,624
DICE Therapeutics, Inc.(b)	248	8,633
DocGo, Inc.(b)	664	4,880
Doximity, Inc., Class A(b)	785	26,682
Dynavax Technologies Corp.(b)(c)	987	12,249
Dyne Therapeutics, Inc.(b)	213	2,492
Eagle Pharmaceuticals, Inc.(b)(c)	98	3,559
Editas Medicine, Inc.(b)(c)	560	5,936
	Shares	Value
Health Care-(continued)
Embecta Corp.(c)	475	$15,637
Emergent BioSolutions, Inc.(b)	365	4,490
Enanta Pharmaceuticals, Inc.(b)	162	7,094
Encompass Health Corp.	819	47,895
Enhabit, Inc.(b)	407	5,824
Enovis Corp.(b)	400	21,652
Ensign Group, Inc. (The)(c)	431	40,945
Entrada Therapeutics, Inc.(b)	90	1,347
Envista Holdings Corp.(b)	1,342	45,789
EQRx, Inc.(b)	1,201	4,516
Erasca, Inc.(b)(c)	251	1,895
Esperion Therapeutics, Inc.(b)	465	3,116
Establishment Labs Holdings, Inc. (Costa Rica)(b)(c)	159	10,138
Evolent Health, Inc., Class A(b)(c)	677	19,491
Evolus, Inc.(b)(c)	286	2,071
Exelixis, Inc.(b)	2,643	45,142
Fate Therapeutics, Inc.(b)(c)	637	13,262
FibroGen, Inc.(b)	731	10,504
Figs, Inc., Class A(b)(c)	587	4,596
Fulcrum Therapeutics, Inc.(b)	312	2,137
Fulgent Genetics, Inc.(b)(c)	162	5,876
G1 Therapeutics, Inc.(b)	352	2,098
Generation Bio Co.(b)(c)	363	1,935
Geron Corp.(b)	2,792	6,477
Glaukos Corp.(b)	391	18,209
Globus Medical, Inc., Class A(b)(c)	633	46,772
GoodRx Holdings, Inc., Class A(b)(c)	579	2,524
Gossamer Bio., Inc.(b)	414	3,544
GreenLight Biosciences Holdings PBC(b)(c)	622	921
Guardant Health, Inc.(b)(c)	755	39,517
Haemonetics Corp.(b)	421	35,916
Halozyme Therapeutics, Inc.(b)(c)	1,131	64,761
Harmony Biosciences Holdings, Inc.(b)(c)	194	11,595
Health Catalyst, Inc.(b)	404	4,234
HealthEquity, Inc.(b)	693	43,992
HealthStream, Inc.(b)	201	5,105
Heron Therapeutics, Inc.(b)(c)	843	2,285
Heska Corp.(b)	84	5,405
HilleVax, Inc.(b)	96	1,920
Hims & Hers Health, Inc.(b)(c)	979	6,060
Humacyte, Inc.(b)	465	1,451
ICU Medical, Inc.(b)(c)	167	26,591
Ideaya Biosciences, Inc.(b)	316	5,650
IGM Biosciences, Inc.(b)	83	1,827
Imago Biosciences, Inc.(b)	111	3,962
ImmunityBio, Inc.(b)(c)	986	5,433
ImmunoGen, Inc.(b)	1,631	8,465
Immunovant, Inc.(b)	318	4,169
Inari Medical, Inc.(b)(c)	351	25,827
Inhibrx, Inc.(b)(c)	192	5,756
Innoviva, Inc.(b)	511	6,709
Inogen, Inc.(b)(c)	178	3,973
Inotiv, Inc.(b)	158	954
Inovio Pharmaceuticals, Inc.(b)(c)	2,048	4,178
Insmed, Inc.(b)	1,098	20,302
Inspire Medical Systems, Inc.(b)	236	57,011
Integer Holdings Corp.(b)	272	20,215
Integra LifeSciences Holdings Corp.(b)(c)	617	33,898
Intellia Therapeutics, Inc.(b)(c)	563	28,972
Intercept Pharmaceuticals, Inc.(b)	273	4,070
Intra-Cellular Therapies, Inc.(b)(c)	699	37,900
Invitae Corp.(b)(c)	1,835	5,450

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Ionis Pharmaceuticals, Inc.(b)	1,049	$42,789
Iovance Biotherapeutics, Inc.(b)	972	6,221
iRhythm Technologies, Inc.(b)	247	26,935
Ironwood Pharmaceuticals, Inc.(b)(c)	1,131	13,696
iTeos Therapeutics, Inc.(b)	157	3,164
IVERIC bio, Inc.(b)	679	16,038
Karuna Therapeutics, Inc.(b)(c)	220	51,768
Karyopharm Therapeutics, Inc.(b)	590	3,121
Keros Therapeutics, Inc.(b)	127	6,330
Kezar Life Sciences, Inc.(b)(c)	421	3,288
Kiniksa Pharmaceuticals Ltd., Class A(b)	255	4,292
Kodiak Sciences, Inc.(b)(c)	278	2,052
Krystal Biotech, Inc.(b)(c)	148	11,506
Kura Oncology, Inc.(b)(c)	465	7,333
Kymera Therapeutics, Inc.(b)(c)	277	8,027
Lantheus Holdings, Inc.(b)	564	35,013
LeMaitre Vascular, Inc.	161	7,543
Lexicon Pharmaceuticals, Inc.(b)	620	1,327
LHC Group, Inc.(b)	242	39,545
Ligand Pharmaceuticals, Inc.(b)(c)	139	10,133
LivaNova PLC(b)	440	24,363
Madrigal Pharmaceuticals, Inc.(b)(c)	97	6,801
MannKind Corp.(b)	2,008	9,397
Maravai LifeSciences Holdings, Inc., Class A(b)	918	13,660
MaxCyte, Inc.(b)	585	3,504
Medpace Holdings, Inc.(b)	204	42,818
MeiraGTx Holdings PLC(b)	220	1,355
Meridian Bioscience, Inc.(b)(c)	359	11,488
Merit Medical Systems, Inc.(b)(c)	466	33,552
Mersana Therapeutics, Inc.(b)	638	4,249
Merus N.V. (Netherlands)(b)	245	3,761
Mesa Laboratories, Inc.	44	7,443
MiMedx Group, Inc.(b)	598	1,944
Mirati Therapeutics, Inc.(b)(c)	320	29,242
Mirum Pharmaceuticals, Inc.(b)(c)	164	3,059
ModivCare, Inc.(b)	105	8,085
Monte Rosa Therapeutics, Inc.(b)(c)	153	1,297
Morphic Holding, Inc.(b)(c)	174	4,788
Multiplan Corp.(b)(c)	1,513	2,254
Myovant Sciences Ltd.(b)(c)	354	9,508
Myriad Genetics, Inc.(b)	662	13,412
NanoString Technologies, Inc.(b)(c)	363	2,537
Natera, Inc.(b)	848	34,870
National HealthCare Corp.	121	7,458
National Research Corp.	122	4,726
Nektar Therapeutics(b)(c)	1,306	3,657
Neogen Corp.(b)(c)	1,775	29,394
NeoGenomics, Inc.(b)(c)	981	10,997
Nevro Corp.(b)(c)	276	12,892
NextGen Healthcare, Inc.(b)	474	9,859
NGM Biopharmaceuticals, Inc.(b)	216	1,194
Nkarta, Inc.(b)	240	2,035
Novavax, Inc.(b)(c)	644	10,620
Nurix Therapeutics, Inc.(b)(c)	290	3,593
Nutex Health, Inc.(b)	2,668	4,135
Nuvalent, Inc., Class A(b)	141	4,636
NuVasive, Inc.(b)	428	16,624
Nuvation Bio, Inc.(b)	981	1,874
Oak Street Health, Inc.(b)(c)	892	19,285
Ocugen, Inc.(b)(c)	1,778	2,774
OmniAb, Inc.(b)	675	2,390
OmniAb, Inc.(b)(g)	48	0
	Shares	Value
Health Care-(continued)
OmniAb, Inc.(b)(g)	48	$0
Omnicell, Inc.(b)	364	18,786
OPKO Health, Inc.(b)(c)	4,120	6,180
OptimizeRx Corp.(b)(c)	131	2,763
Option Care Health, Inc.(b)	1,195	35,981
OraSure Technologies, Inc.(b)	567	2,858
Organogenesis Holdings, Inc.(b)	458	1,255
Organon & Co.	2,088	54,330
Orthofix Medical, Inc.(b)	163	2,932
OrthoPediatrics Corp.(b)	117	5,147
Outset Medical, Inc.(b)	335	7,062
Owens & Minor, Inc.	595	12,263
Pacific Biosciences of California, Inc.(b)(c)	1,754	18,855
Pacira BioSciences, Inc.(b)(c)	374	18,045
Paragon 28, Inc.(b)	221	4,530
Patterson Cos., Inc.	719	20,448
Pediatrix Medical Group, Inc.(b)(c)	658	10,515
Pennant Group, Inc. (The)(b)	222	2,295
Penumbra, Inc.(b)(c)	296	62,015
Perrigo Co. PLC	1,105	35,614
Phathom Pharmaceuticals, Inc.(b)	145	1,447
Phibro Animal Health Corp., Class A	168	2,068
Phreesia, Inc.(b)	408	11,351
Pliant Therapeutics, Inc.(b)	300	5,514
PMV Pharmaceuticals, Inc.(b)(c)	169	1,687
Point Biopharma Global, Inc.(b)(c)	513	3,494
Precigen, Inc.(b)	855	1,556
Premier, Inc., Class A	970	32,349
Prestige Consumer Healthcare, Inc.(b)	409	25,137
Privia Health Group, Inc.(b)(c)	640	15,315
PROCEPT BioRobotics Corp.(b)	92	3,947
Progyny, Inc.(b)(c)	606	22,198
ProKidney Corp.(b)	253	2,305
Prometheus Biosciences, Inc.(b)	84	3,453
Protagonist Therapeutics, Inc.(b)	302	2,389
Prothena Corp. PLC (Ireland)(b)	270	16,878
Provention Bio, Inc.(b)(c)	636	5,749
PTC Therapeutics, Inc.(b)	529	21,948
Pulmonx Corp.(b)(c)	223	1,342
Quanterix Corp.(b)	289	3,844
Quantum-Si, Inc.(b)(c)	673	1,602
QuidelOrtho Corp.(b)(c)	412	36,095
R1 RCM, Inc.(b)	1,196	10,824
Radius Health, Inc.(b)(g)	340	27
RadNet, Inc.(b)	424	8,382
RAPT Therapeutics, Inc.(b)	235	4,155
Reata Pharmaceuticals, Inc., Class A(b)(c)	220	8,708
Recursion Pharmaceuticals, Inc., Class A(b)(c)	407	3,826
REGENXBIO, Inc.(b)(c)	302	7,218
Relay Therapeutics, Inc.(b)(c)	642	11,928
Repare Therapeutics, Inc. (Canada)(b)	155	2,485
Replimune Group, Inc.(b)(c)	202	4,135
Revance Therapeutics, Inc.(b)(c)	666	14,459
REVOLUTION Medicines, Inc.(b)(c)	504	11,889
Rhythm Pharmaceuticals, Inc.(b)	333	8,914
Rocket Pharmaceuticals, Inc.(b)	448	8,458
Roivant Sciences Ltd.(b)	2,314	12,403
Sage Therapeutics, Inc.(b)(c)	439	18,017
Sana Biotechnology, Inc.(b)(c)	703	3,508
Sangamo Therapeutics, Inc.(b)(c)	1,093	4,000
Sarepta Therapeutics, Inc.(b)	647	79,458
Scholar Rock Holding Corp.(b)(c)	323	2,510

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Schrodinger, Inc.(b)(c)	484	$8,712
Seer, Inc.(b)(c)	313	2,022
Select Medical Holdings Corp.	879	21,606
Sema4 Holdings Corp.(b)	889	368
Senseonics Holdings, Inc.(b)(c)	3,631	4,030
Seres Therapeutics, Inc.(b)(c)	817	5,310
Shockwave Medical, Inc.(b)	295	74,812
SI-BONE, Inc.(b)	239	2,935
SIGA Technologies, Inc.(c)	368	3,378
Signify Health, Inc., Class A(b)	581	16,628
Silk Road Medical, Inc.(b)	289	15,389
Simulations Plus, Inc.(c)	133	5,398
SomaLogic, Inc.(b)	1,130	3,164
Sorrento Therapeutics, Inc.(b)	3,695	4,803
Sotera Health Co.(b)	813	6,780
SpringWorks Therapeutics, Inc.(b)(c)	223	5,392
STAAR Surgical Co.(b)	334	19,075
Stoke Therapeutics, Inc.(b)	129	973
Supernus Pharmaceuticals, Inc.(b)(c)	439	16,120
Surgery Partners, Inc.(b)	554	15,684
SurModics, Inc.(b)	115	4,155
Syndax Pharmaceuticals, Inc.(b)	395	9,464
Syneos Health, Inc.(b)	843	29,741
Tandem Diabetes Care, Inc.(b)(c)	527	22,160
Tango Therapeutics, Inc.(b)	398	2,989
Tarsus Pharmaceuticals, Inc.(b)	142	2,387
Teladoc Health, Inc.(b)	1,327	37,833
Tenet Healthcare Corp.(b)	842	38,884
TG Therapeutics, Inc.(b)(c)	1,130	9,967
Theravance Biopharma, Inc.(b)(c)	471	5,068
Tilray Brands, Inc., Class 2 (Canada)(b)(c)	4,405	17,047
TransMedics Group, Inc.(b)	245	15,158
Travere Therapeutics, Inc.(b)(c)	446	8,978
Treace Medical Concepts, Inc.(b)	136	3,148
Tricida, Inc.(b)	196	47
Twist Bioscience Corp.(b)(c)	440	12,034
UFP Technologies, Inc.(b)	59	7,083
Ultragenyx Pharmaceutical, Inc.(b)	546	19,820
uniQure N.V. (Netherlands)(b)	345	9,129
United Therapeutics Corp.(b)	374	104,679
US Physical Therapy, Inc.	107	9,246
Vanda Pharmaceuticals, Inc.(b)	460	5,019
Varex Imaging Corp.(b)	328	6,967
Vaxcyte, Inc.(b)	427	19,668
Ventyx Biosciences, Inc.(b)	139	4,030
Vera Therapeutics, Inc.(b)	122	2,037
Veracyte, Inc.(b)(c)	588	16,311
Vericel Corp.(b)(c)	349	7,968
Verve Therapeutics, Inc.(b)(c)	271	6,295
ViewRay, Inc.(b)	1,115	5,374
Vir Biotechnology, Inc.(b)(c)	599	16,904
Viridian Therapeutics, Inc.(b)	246	6,216
Xencor, Inc.(b)(c)	466	13,850
Xenon Pharmaceuticals, Inc. (Canada)(b)	383	14,125
Y-mAbs Therapeutics, Inc.(b)	271	1,211
Zentalis Pharmaceuticals, Inc.(b)(c)	374	8,273
Zogenix, Inc.(b)(g)	376	256
		4,501,054
Industrials-17.60%
3D Systems Corp.(b)(c)	1,070	10,850
AAON, Inc.	349	27,662
AAR Corp.(b)(c)	291	13,549
	Shares	Value
Industrials-(continued)
ABM Industries, Inc.(c)	548	$25,855
ACCO Brands Corp.	785	4,372
Acuity Brands, Inc.	269	50,650
ACV Auctions, Inc., Class A(b)	899	7,947
Advanced Drainage Systems, Inc.	549	53,396
AECOM	1,089	92,565
Aerojet Rocketdyne Holdings, Inc.(b)	594	30,888
AeroVironment, Inc.(b)(c)	195	17,938
AerSale Corp.(b)	122	1,934
AGCO Corp.	521	69,147
Air Lease Corp.	865	33,406
Air Transport Services Group, Inc.(b)	153	4,290
Alamo Group, Inc.	88	13,244
Alaska Air Group, Inc.(b)	258	12,240
Albany International Corp., Class A	255	25,849
Alight, Inc., Class A(b)	2,104	18,158
Allegiant Travel Co.(b)(c)	37	3,057
Allied Motion Technologies, Inc.	112	3,969
Allison Transmission Holdings, Inc.	790	35,392
Altra Industrial Motion Corp.	534	31,303
Ameresco, Inc., Class A(b)	264	17,297
American Airlines Group, Inc.(b)(c)	1,334	19,250
American Woodmark Corp.(b)	137	7,425
API Group Corp.(b)	1,344	25,832
Apogee Enterprises, Inc.	182	8,782
Applied Industrial Technologies, Inc.	316	41,867
ArcBest Corp.	201	16,637
Arcosa, Inc.(c)	397	24,257
Argan, Inc.	117	4,440
Armstrong World Industries, Inc.	381	29,112
Array Technologies, Inc.(b)	1,175	24,604
ASGN, Inc.(b)	412	37,327
Astec Industries, Inc.	188	8,317
Atkore, Inc.(b)(c)	339	41,409
Atlas Air Worldwide Holdings, Inc.(b)	58	5,845
Aurora Innovation, Inc.(b)	1,784	2,248
Avis Budget Group, Inc.(b)	257	57,465
Axon Enterprise, Inc.(b)	554	101,953
AZEK Co., Inc. (The)(b)(c)	937	18,122
AZZ, Inc.	204	8,493
Babcock & Wilcox Enterprises, Inc.(b)(c)	506	2,307
Barnes Group, Inc.	394	16,780
Barrett Business Services, Inc.	58	5,703
Beacon Roofing Supply, Inc.(b)	427	24,933
Blink Charging Co.(b)(c)	334	4,636
Bloom Energy Corp., Class A(b)(c)	1,448	30,828
BlueLinx Holdings, Inc.(b)(c)	77	5,344
Boise Cascade Co.	324	23,989
Brady Corp., Class A	381	18,250
BrightView Holdings, Inc.(b)	274	1,888
Brink’s Co. (The)	388	23,183
Builders FirstSource, Inc.(b)	1,282	81,958
BWX Technologies, Inc.	749	45,607
CACI International, Inc., Class A(b)	192	59,962
Cadre Holdings, Inc.	107	2,776
Casella Waste Systems, Inc., Class A(b)	417	35,900
CBIZ, Inc.(b)	380	18,867
ChargePoint Holdings, Inc.(b)(c)	1,806	22,431
Chart Industries, Inc.(b)	301	43,040
Cimpress PLC (Ireland)(b)(c)	140	4,143
CIRCOR International, Inc.(b)(c)	159	4,380
Clean Harbors, Inc.(b)	422	50,640

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Columbus McKinnon Corp.	235	$7,574
Comfort Systems USA, Inc.	294	37,267
Construction Partners, Inc., Class A(b)(c)	339	9,695
Core & Main, Inc., Class A(b)	552	11,482
CoreCivic, Inc.(b)	966	12,828
Covenant Logistics Group, Inc., Class A	80	3,071
CRA International, Inc.	59	7,272
Crane Holdings Co.	392	41,528
CSW Industrials, Inc.	120	14,514
Curtiss-Wright Corp.	315	55,645
Deluxe Corp.	351	6,788
Desktop Metal, Inc., Class A(b)(c)	1,814	3,719
Donaldson Co., Inc.	1,009	61,468
Douglas Dynamics, Inc.	188	7,317
Driven Brands Holdings, Inc.(b)(c)	413	12,559
Ducommun, Inc., (Acquired 05/28/2019 - 11/30/2022; Cost $4,991)(b)(d)	94	4,729
Dun & Bradstreet Holdings, Inc.	1,603	21,576
DXP Enterprises, Inc.(b)	132	3,410
Dycom Industries, Inc.(b)	242	22,056
Eagle Bulk Shipping, Inc.(c)	79	4,065
EMCOR Group, Inc.	405	62,734
Encore Wire Corp.(c)	157	22,939
Energy Recovery, Inc.(b)	412	9,550
Energy Vault Holdings, Inc.(b)	563	2,106
Enerpac Tool Group Corp.	477	11,944
EnerSys	334	25,244
Ennis, Inc.	216	5,018
Enovix Corp.(b)(c)	581	7,582
EnPro Industries, Inc.	162	19,246
Esab Corp.	394	18,652
ESCO Technologies, Inc.	212	19,930
ESS Tech, Inc.(b)(c)	423	1,362
Evoqua Water Technologies Corp.(b)	998	43,403
Exponent, Inc.	420	43,432
Federal Signal Corp.	498	24,198
First Advantage Corp.(b)	438	5,825
Flowserve Corp.	1,075	33,712
Fluence Energy, Inc.(b)	329	5,652
Fluor Corp.(b)(c)	1,167	39,223
Forrester Research, Inc.(b)	94	3,307
Forward Air Corp.	220	24,721
Franklin Covey Co.(b)	102	5,300
Franklin Electric Co., Inc.	324	26,989
FREYR Battery S.A. (Norway)(b)(c)	671	9,159
Frontier Group Holdings, Inc.(b)	352	4,590
FTI Consulting, Inc.(b)(c)	284	49,081
FuelCell Energy, Inc.(b)(c)	3,175	10,985
Gates Industrial Corp. PLC(b)	805	9,354
GATX Corp.	290	32,697
Genco Shipping & Trading Ltd.(c)	312	4,627
GEO Group, Inc. (The)(b)(c)	1,019	12,045
Gibraltar Industries, Inc.(b)(c)	260	13,159
Global Industrial Co.	140	3,445
GMS, Inc.(b)	313	15,368
Gorman-Rupp Co. (The)	172	4,761
Graco, Inc.	1,389	97,188
GrafTech International Ltd.	1,686	9,104
Granite Construction, Inc.(c)	362	13,039
Great Lakes Dredge & Dock Corp.(b)	543	3,975
Greenbrier Cos., Inc. (The)(c)	269	10,327
Griffon Corp.	351	12,394
	Shares	Value
Industrials-(continued)
GXO Logistics, Inc.(b)(c)	875	$41,002
H&E Equipment Services, Inc.	265	11,111
Harsco Corp.(b)	650	4,862
Hawaiian Holdings, Inc.(b)(c)	112	1,557
Hayward Holdings, Inc.(b)(c)	621	5,931
Healthcare Services Group, Inc.	608	8,482
Heartland Express, Inc.	486	8,136
Heidrick & Struggles International, Inc.	162	4,811
Heliogen, Inc.(b)	860	980
Helios Technologies, Inc.(c)	267	14,082
Herc Holdings, Inc.	197	25,249
Heritage-Crystal Clean, Inc.(b)	130	4,108
Hertz Global Holdings, Inc.(b)(c)	1,479	25,439
Hexcel Corp.	691	41,425
Hillenbrand, Inc.	570	28,500
Hillman Solutions Corp.(b)	798	6,352
HireRight Holdings Corp.(b)	196	2,483
HNI Corp.	339	9,831
Hub Group, Inc., Class A(b)	279	23,478
Huron Consulting Group, Inc.(b)	171	13,314
Hyliion Holdings Corp.(b)(c)	929	2,806
Hyster-Yale Materials Handling, Inc.	75	2,196
Hyzon Motors, Inc.(b)	609	987
IAA, Inc.(b)	1,098	41,032
ICF International, Inc.	155	16,797
IES Holdings, Inc.(b)	78	2,638
Insperity, Inc.	297	35,209
Insteel Industries, Inc.	160	4,718
Interface, Inc.	484	5,242
ITT, Inc.	679	57,389
Janus International Group, Inc.(b)(c)	662	7,249
JELD-WEN Holding, Inc.(b)	692	7,155
JetBlue Airways Corp.(b)	653	5,198
Joby Aviation, Inc.(b)	1,253	5,162
John Bean Technologies Corp.	262	24,067
Kadant, Inc.	96	18,532
Kaman Corp.	207	4,217
KAR Auction Services, Inc.(b)(c)	951	13,067
KBR, Inc.	1,142	59,007
Kelly Services, Inc., Class A	273	4,638
Kennametal, Inc.	635	16,777
Kforce, Inc.	165	9,747
Kirby Corp.(b)	124	8,654
Korn Ferry	448	25,549
Kratos Defense & Security Solutions, Inc.(b)	1,034	9,844
Landstar System, Inc.	299	51,721
Leonardo DRS, Inc.(b)	347	3,508
Lincoln Electric Holdings, Inc.	452	66,842
Lindsay Corp.	90	15,884
Luxfer Holdings PLC (United Kingdom)	228	3,342
Lyft, Inc., Class A(b)	2,543	28,532
Manitowoc Co., Inc. (The)(b)	289	2,838
ManpowerGroup, Inc.	425	37,196
Markforged Holding Corp.(b)	696	793
Marten Transport Ltd.	532	11,337
Masonite International Corp.(b)	175	13,172
MasTec, Inc.(b)	512	46,505
Matson, Inc.	81	5,165
Matthews International Corp., Class A	228	7,218
Maxar Technologies, Inc.	609	14,738
McGrath RentCorp	200	19,624
MDU Resources Group, Inc.	1,671	52,620

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Mercury Systems, Inc.(b)	426	$21,649
Microvast Holdings, Inc.(b)(c)	950	2,081
Middleby Corp. (The)(b)(c)	420	60,560
MillerKnoll, Inc.	623	12,703
Montrose Environmental Group, Inc.(b)	195	9,001
Moog, Inc., Class A	238	20,713
MRC Global, Inc.(b)	687	8,079
MSA Safety, Inc.	305	43,008
MSC Industrial Direct Co., Inc., Class A	389	33,388
Mueller Industries, Inc.	419	28,815
Mueller Water Products, Inc., Class A	1,286	14,995
MYR Group, Inc.(b)	137	13,088
National Presto Industries, Inc.	44	3,041
Nikola Corp.(b)(c)	2,618	6,859
NOW, Inc.(b)	909	11,344
NuScale Power Corp.(b)	140	1,526
NV5 Global, Inc.(b)(c)	109	15,752
nVent Electric PLC	1,366	54,654
Omega Flex, Inc.(c)	28	2,691
Oshkosh Corp.	537	49,442
PAM Transportation Services, Inc.(b)	55	1,542
Parsons Corp.(b)	298	14,751
PGT Innovations, Inc.(b)	488	9,658
Pitney Bowes, Inc.	1,449	5,535
Planet Labs PBC(b)	1,321	7,147
Primoris Services Corp.	440	9,394
Proterra, Inc.(b)	1,479	8,194
Proto Labs, Inc.(b)	226	5,994
Quanex Building Products Corp.	273	6,489
RBC Bearings, Inc.(b)(c)	238	56,399
Regal Rexnord Corp.	546	71,586
Resideo Technologies, Inc.(b)(c)	1,196	19,375
Resources Connection, Inc.	256	4,941
REV Group, Inc.	275	3,820
Rocket Lab USA, Inc.(b)(c)	1,155	4,839
Rush Enterprises, Inc., Class A	352	18,139
Rush Enterprises, Inc., Class B	46	2,438
RXO, Inc.(b)	850	16,150
Ryder System, Inc.	420	39,266
Saia, Inc.(b)(c)	217	52,859
Sarcos Technology and Robotics Corp.(b)	509	593
Schneider National, Inc., Class B	468	12,056
Science Applications International Corp.	457	50,320
SES AI Corp.(b)	875	4,428
Shoals Technologies Group, Inc., Class A(b)(c)	926	26,826
Shyft Group, Inc. (The)	274	6,721
Simpson Manufacturing Co., Inc.(c)	354	32,940
SiteOne Landscape Supply, Inc.(b)(c)	370	46,446
Skillsoft Corp.(b)(c)	673	1,292
SkyWest, Inc.(b)	105	1,937
SP Plus Corp.(b)	191	6,664
Spirit AeroSystems Holdings, Inc., Class A(c)	863	22,619
Spirit Airlines, Inc.(b)	223	4,841
SPX Technologies, Inc.(b)	371	24,820
Standex International Corp.	98	10,295
Steelcase, Inc., Class A(c)	720	5,710
Stem, Inc.(b)(c)	507	6,626
Stericycle, Inc.(b)	757	39,462
Sterling Check Corp.(b)(c)	673	9,785
Sterling Infrastructure, Inc.(b)	249	8,155
Sun Country Airlines Holdings, Inc.(b)(c)	119	2,404
SunPower Corp.(b)(c)	715	17,339
	Shares	Value
Industrials-(continued)
Sunrun, Inc.(b)	1,568	$51,085
Tennant Co.	145	9,212
Terex Corp.	557	25,572
Tetra Tech, Inc.	438	67,710
Thermon Group Holdings, Inc.(b)	271	5,504
Timken Co. (The)	543	41,257
Titan International, Inc.(b)	413	5,918
Titan Machinery, Inc.(b)	167	7,353
Toro Co. (The)	859	95,340
TPI Composites, Inc.(b)(c)	306	3,696
Transcat, Inc.(b)	59	4,722
Trex Co., Inc.(b)	905	41,530
TriNet Group, Inc.(b)	332	24,060
Trinity Industries, Inc.(c)	640	19,603
Triton International Ltd. (Bermuda)	509	34,342
Triumph Group, Inc.(b)	529	6,057
TrueBlue, Inc.(b)	271	5,848
TuSimple Holdings, Inc., Class A(b)	399	898
Tutor Perini Corp.(b)	358	2,560
UFP Industries, Inc.	506	41,421
UniFirst Corp.	124	24,026
Univar Solutions, Inc.(b)	1,370	45,388
Universal Logistics Holdings, Inc.	65	2,468
Upwork, Inc.(b)(c)	965	11,821
V2X, Inc.(b)	100	4,041
Valmont Industries, Inc.	175	59,265
Velo3D, Inc.(b)(c)	434	881
Veritiv Corp.(c)	109	14,665
Vertiv Holdings Co.	2,635	36,495
Viad Corp.(b)	169	5,004
Vicor Corp.(b)	185	9,988
Virgin Galactic Holdings, Inc.(b)(c)	1,700	8,653
VSE Corp.	89	4,365
Wabash National Corp.(c)	399	10,003
Watsco, Inc.(c)	273	73,432
Watts Water Technologies, Inc., Class A	224	35,493
Werner Enterprises, Inc.(c)	469	20,627
WESCO International, Inc.(b)	375	48,345
WillScot Mobile Mini Holdings Corp.(b)	1,755	84,609
Woodward, Inc.	469	44,930
XPO Logistics, Inc.(b)(c)	850	32,827
Zurn Elkay Water Solutions Corp.	1,460	35,347
		6,012,408
Information Technology-12.08%
8x8, Inc.(b)(c)	874	3,741
908 Devices, Inc.(b)(c)	156	1,669
A10 Networks, Inc.	532	9,954
ACI Worldwide, Inc.(b)	890	18,601
ACM Research, Inc., Class A(b)	356	3,225
Adeia, Inc.	856	9,459
ADTRAN Holdings, Inc.	604	12,243
Advanced Energy Industries, Inc.	307	28,440
Aehr Test Systems(b)	214	5,579
Aeva Technologies, Inc.(b)	894	1,502
Agilysys, Inc.(b)	195	12,948
Alarm.com Holdings, Inc.(b)	388	19,361
Alkami Technology, Inc.(b)	142	1,785
Allegro MicroSystems, Inc. (Japan)(b)(c)	550	17,127
Alpha & Omega Semiconductor Ltd.(b)(c)	191	6,700
Altair Engineering, Inc., Class A(b)(c)	429	21,051
Alteryx, Inc., Class A(b)	497	22,290
Ambarella, Inc.(b)	297	22,037

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
American Software, Inc., Class A	299	$4,428
Amkor Technology, Inc.	905	25,358
Amplitude, Inc.(b)	435	6,229
AppFolio, Inc., Class A(b)(c)	157	17,912
Appian Corp., Class A(b)(c)	286	10,877
AppLovin Corp., Class A(b)	959	13,819
Arlo Technologies, Inc.(b)	720	2,750
Asana, Inc., Class A(b)(c)	567	10,297
AvePoint, Inc.(b)(c)	685	3,233
Avid Technology, Inc.(b)(c)	293	8,227
AvidXchange Holdings, Inc.(b)	407	3,508
Avnet, Inc.	777	35,097
Axcelis Technologies, Inc.(b)	271	21,642
Badger Meter, Inc.	240	27,797
Belden, Inc.	357	28,717
Benchmark Electronics, Inc.	289	8,343
BigCommerce Holdings, Inc., Series 1(b)	482	4,164
Blackbaud, Inc.(b)(c)	370	21,930
Blackline, Inc.(b)	465	31,476
Box, Inc., Class A(b)	1,183	32,473
Braze, Inc.(b)	221	5,680
BTRS Holdings, Inc.(b)	659	6,241
C3.ai, Inc., Class A(b)	646	8,404
Calix, Inc.(b)	482	34,367
Cambium Networks Corp.(b)	100	2,129
Casa Systems, Inc.(b)(c)	349	956
Cass Information Systems, Inc.	107	4,652
CCC Intelligent Solutions Holdings, Inc.(b)(c)	1,013	9,320
Cerence, Inc.(b)(c)	323	6,625
CEVA, Inc.(b)	191	5,189
Ciena Corp.(b)(c)	1,229	55,256
Cirrus Logic, Inc.(b)	459	34,292
Clear Secure, Inc., Class A	271	8,423
Clearfield, Inc.(b)(c)	96	12,636
Clearwater Analytics Holdings, Inc.(b)(c)	237	4,446
Coherent Corp.(b)(c)	1,075	39,420
Cohu, Inc.(b)	396	14,185
CommScope Holding Co., Inc.(b)	1,710	15,185
CommVault Systems, Inc.(b)	331	21,846
Comtech Telecommunications Corp.	226	2,637
Concentrix Corp.	361	44,179
Conduent, Inc.(b)	1,402	5,664
Consensus Cloud Solutions, Inc.(b)	147	8,348
Corsair Gaming, Inc.(b)(c)	315	5,314
Couchbase, Inc.(b)	128	1,741
Coupa Software, Inc.(b)	624	39,462
Credo Technology Group Holding Ltd.(b)(c)	718	10,002
CS Disco, Inc.(b)	114	891
CSG Systems International, Inc.	263	16,264
CTS Corp.	262	11,135
Cyxtera Technologies, Inc.(b)	352	690
Digi International, Inc.(b)(c)	290	12,316
Digital Turbine, Inc.(b)	771	14,078
DigitalOcean Holdings, Inc.(b)(c)	358	10,679
Diodes, Inc.(b)	372	34,310
Dolby Laboratories, Inc., Class A	506	37,884
Domo, Inc., Class B(b)	250	3,575
DoubleVerify Holdings, Inc.(b)(c)	337	8,829
Duck Creek Technologies, Inc.(b)	653	7,307
DXC Technology Co.(b)	1,888	56,017
E2open Parent Holdings, Inc.(b)(c)	1,488	8,764
Eastman Kodak Co.(b)	455	1,925
	Shares	Value
Information Technology-(continued)
Ebix, Inc.	203	$3,855
Edgio, Inc.(b)(c)	1,173	1,689
Elastic N.V.(b)	624	38,183
Enfusion, Inc., Class A(b)(c)	130	1,242
Envestnet, Inc.(b)	385	22,723
ePlus, Inc.(b)	221	10,975
Euronet Worldwide, Inc.(b)(c)	407	37,831
Everbridge, Inc.(b)	326	10,641
EverCommerce, Inc.(b)	231	1,541
EVERTEC, Inc.	466	15,737
Evo Payments, Inc., Class A(b)	392	13,214
Evolv Technologies Holdings, Inc.(b)	531	1,853
ExlService Holdings, Inc.(b)	272	50,918
Expensify, Inc., Class A(b)	106	1,014
Extreme Networks, Inc.(b)	1,077	22,585
Fabrinet (Thailand)(b)	299	39,890
FARO Technologies, Inc.(b)	150	4,488
Fastly, Inc., Class A(b)(c)	902	8,713
Five9, Inc.(b)	576	36,927
Flex Ltd.(b)	3,745	82,315
Flywire Corp.(b)(c)	252	5,466
ForgeRock, Inc., Class A(b)	312	6,786
FormFactor, Inc.(b)	633	14,603
Freshworks, Inc.(b)(c)	1,074	15,874
Gitlab, Inc., Class A(b)	370	14,634
Grid Dynamics Holdings, Inc.(b)(c)	359	4,574
Guidewire Software, Inc.(b)	656	38,907
Hackett Group, Inc. (The)	208	4,805
Harmonic, Inc.(b)(c)	863	13,238
I3 Verticals, Inc., Class A(b)(c)	181	4,758
Ichor Holdings Ltd.(b)	236	7,028
Impinj, Inc.(b)(c)	179	22,831
indie Semiconductor, Inc., A Shares (China)(b)(c)	589	4,836
Infinera Corp.(b)(c)	1,603	10,820
Informatica, Inc., Class A(b)	292	5,017
Insight Enterprises, Inc.(b)	288	29,926
Intapp, Inc.(b)	100	2,311
InterDigital, Inc.	242	12,141
International Money Express, Inc.(b)	264	5,734
IonQ, Inc.(b)(c)	1,063	5,485
IPG Photonics Corp.(b)	289	26,308
Itron, Inc.(b)	371	19,730
Jabil, Inc.	1,130	81,575
Jamf Holding Corp.(b)(c)	294	6,256
JFrog Ltd. (Israel)(b)	408	8,968
Kimball Electronics, Inc.(b)(c)	206	4,757
KnowBe4, Inc., Class A(b)	625	15,431
Knowles Corp.(b)	753	11,747
Kulicke & Soffa Industries, Inc. (Singapore)(c)	477	22,872
Kyndryl Holdings, Inc.(b)	1,490	17,448
Lattice Semiconductor Corp.(b)	1,128	82,152
Lightwave Logic, Inc.(b)	920	7,296
Littelfuse, Inc.	203	50,039
LivePerson, Inc.(b)	585	6,868
LiveRamp Holdings, Inc.(b)	551	12,100
Lumentum Holdings, Inc.(b)(c)	559	30,711
MACOM Technology Solutions Holdings, Inc.(b)	402	27,613
MagnaChip Semiconductor Corp. (South Korea)(b)	369	3,734
Manhattan Associates, Inc.(b)	515	64,859
Marathon Digital Holdings, Inc.(b)(c)	901	5,694
Marqeta, Inc., Class A(b)(c)	3,111	20,813
Matterport, Inc.(b)	1,748	5,506

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Maximus, Inc.	497	$34,939
MaxLinear, Inc.(b)	611	22,363
MeridianLink, Inc.(b)	166	2,437
Meta Materials, Inc.(b)(c)	2,667	5,067
Methode Electronics, Inc.	302	13,795
MicroStrategy, Inc., Class A(b)(c)	77	15,253
MicroVision, Inc.(b)(c)	1,356	4,109
Mirion Technologies, Inc.(b)(c)	1,068	6,814
Mitek Systems, Inc.(b)	359	3,673
MKS Instruments, Inc.	491	41,175
Model N, Inc.(b)(c)	274	10,653
Momentive Global, Inc.(b)	1,032	8,184
MoneyGram International, Inc.(b)(c)	712	7,775
N-able, Inc.(b)	370	4,155
Napco Security Technologies, Inc.(b)	256	6,753
National Instruments Corp.	1,085	44,507
Navitas Semiconductor Corp.(b)	556	2,647
nCino, Inc.(b)(c)	453	11,832
NCR Corp.(b)	1,124	26,830
NETGEAR, Inc.(b)	236	4,656
NetScout Systems, Inc.(b)	587	21,883
New Relic, Inc.(b)	496	27,910
NextNav, Inc.(b)(c)	269	885
nLight, Inc.(b)(c)	370	4,018
Novanta, Inc.(b)(c)	293	46,221
Nutanix, Inc., Class A(b)	1,842	52,055
Olo, Inc., Class A(b)	756	5,375
ON24, Inc.(b)	224	1,714
OneSpan, Inc.(b)	265	3,331
Onto Innovation, Inc.(b)	408	32,620
OSI Systems, Inc.(b)	133	11,768
PagerDuty, Inc.(b)(c)	649	14,434
PAR Technology Corp.(b)(c)	224	5,459
Paya Holdings, Inc., Class A(b)(c)	700	6,517
Paycor HCM, Inc.(b)(c)	288	8,329
Paymentus Holdings, Inc., Class A(b)	135	1,369
Payoneer Global, Inc.(b)	1,707	9,218
PC Connection, Inc.(b)	97	5,388
PDF Solutions, Inc.(b)	246	7,717
Pegasystems, Inc.	336	12,180
Perficient, Inc.(b)	284	20,178
Photronics, Inc.(b)	506	9,513
Plexus Corp.(b)	228	25,130
Power Integrations, Inc.	469	37,745
PowerSchool Holdings, Inc., Class A(b)(c)	392	8,001
Procore Technologies, Inc.(b)(c)	225	11,018
Progress Software Corp.	357	19,035
PROS Holdings, Inc.(b)(c)	335	7,980
Pure Storage, Inc., Class A(b)	2,309	67,400
Q2 Holdings, Inc.(b)(c)	471	12,811
Qualys, Inc.(b)	284	35,023
Rackspace Technology, Inc.(b)(c)	432	2,108
Rambus, Inc.(b)(c)	907	34,811
Rapid7, Inc.(b)	482	14,171
Remitly Global, Inc.(b)	690	7,217
Repay Holdings Corp.(b)(c)	675	5,981
Ribbon Communications, Inc.(b)	588	1,488
Rimini Street, Inc.(b)	433	1,819
RingCentral, Inc., Class A(b)	668	24,756
Riot Blockchain, Inc.(b)	1,269	5,901
Rogers Corp.(b)	154	16,792
Sabre Corp.(b)(c)	2,560	15,642
	Shares	Value
Information Technology-(continued)
Samsara, Inc.(b)	597	$5,689
Sanmina Corp.(b)	475	31,393
ScanSource, Inc.(b)	207	6,181
SEMrush Holdings, Inc., Class A(b)(c)	320	3,034
Semtech Corp.(b)	521	16,016
Shift4 Payments, Inc., Class A(b)(c)	399	18,490
ShotSpotter, Inc.(b)	73	2,448
Silicon Laboratories, Inc.(b)	281	40,869
SiTime Corp.(b)(c)	131	13,815
SMART Global Holdings, Inc.(b)(c)	390	6,595
SmartRent, Inc.(b)	1,055	2,564
Smartsheet, Inc., Class A(b)(c)	1,008	30,986
SolarWinds Corp.(b)(c)	327	2,858
Sprinklr, Inc., Class A(b)	454	3,895
Sprout Social, Inc., Class A(b)	385	22,831
SPS Commerce, Inc.(b)(c)	296	42,109
Squarespace, Inc.(b)	262	5,368
Sumo Logic, Inc.(b)	730	5,548
Super Micro Computer, Inc.(b)	387	34,919
Switch, Inc., Class A	1,159	39,696
Synaptics, Inc.(b)(c)	325	34,440
TaskUS, Inc., Class A (Philippines)(b)(c)	208	4,091
TD SYNNEX Corp.	354	36,214
Telos Corp.(b)	223	914
Tenable Holdings, Inc.(b)(c)	917	35,011
Teradata Corp.(b)	844	28,823
TTEC Holdings, Inc.	155	7,432
TTM Technologies, Inc.(b)	797	12,808
Tucows, Inc., Class A(b)(c)	84	2,579
Ultra Clean Holdings, Inc.(b)	373	13,290
Unisys Corp.(b)	556	2,391
Universal Display Corp.	368	41,444
Varonis Systems, Inc.(b)(c)	902	19,158
Veeco Instruments, Inc.(b)	422	8,389
Verint Systems, Inc.(b)(c)	531	20,884
Verra Mobility Corp.(b)	1,132	17,942
Vertex, Inc., Class A(b)	398	6,838
Viasat, Inc.(b)(c)	465	15,852
Viavi Solutions, Inc.(b)	1,858	21,051
Vishay Intertechnology, Inc.	1,073	24,722
Vishay Precision Group, Inc.(b)	105	4,260
Vontier Corp.	1,297	25,460
WEX, Inc.(b)(c)	363	61,398
Workiva, Inc.(b)	378	30,452
Xerox Holdings Corp.	958	15,625
Xperi, Inc.(b)	342	3,663
Yext, Inc.(b)	830	4,424
Zeta Global Holdings Corp.(b)	914	7,659
Zuora, Inc., Class A(b)	995	7,642
		4,126,525
Materials-5.25%
AdvanSix, Inc.	228	9,385
Alpha Metallurgical Resources, Inc.	135	23,116
American Vanguard Corp.	224	5,152
Amyris, Inc.(b)(c)	1,452	2,512
AptarGroup, Inc.	537	56,997
Arconic Corp.(b)(c)	843	20,089
Ashland, Inc.	422	47,209
Aspen Aerogels, Inc.(b)	299	3,606
ATI, Inc.(b)	1,067	32,554
Avient Corp.	747	25,854
Axalta Coating Systems Ltd.(b)	1,811	48,607

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Materials-(continued)
Balchem Corp.(c)	264	$37,171
Berry Global Group, Inc.	1,027	60,182
Cabot Corp.	462	34,012
Carpenter Technology Corp.	397	16,301
Century Aluminum Co.(b)(c)	413	3,721
Chase Corp.	66	6,270
Chemours Co. (The)	1,274	39,558
Clearwater Paper Corp.(b)	137	5,347
Coeur Mining, Inc.(b)	2,306	8,071
Commercial Metals Co.	989	48,679
Compass Minerals International, Inc.	281	12,462
Diversey Holdings Ltd.(b)	666	3,423
Eagle Materials, Inc.	309	42,129
Ecovyst, Inc.(b)	653	6,066
Element Solutions, Inc.	1,914	37,438
FutureFuel Corp.	217	1,918
Ginkgo Bioworks Holdings, Inc.(b)(c)	6,691	13,315
Graphic Packaging Holding Co.	2,528	58,093
Greif, Inc., Class A	219	15,398
Greif, Inc., Class B	45	3,381
H.B. Fuller Co.	437	35,096
Hawkins, Inc.	155	6,448
Haynes International, Inc.	102	5,096
Hecla Mining Co.	4,621	25,185
Huntsman Corp.	1,406	39,059
Ingevity Corp.(b)	312	24,420
Innospec, Inc.	204	22,622
Intrepid Potash, Inc.(b)(c)	89	3,208
Kaiser Aluminum Corp.(c)	131	11,842
Koppers Holdings, Inc.	172	5,124
Kronos Worldwide, Inc.	187	1,722
Livent Corp.(b)(c)	1,472	41,201
Louisiana-Pacific Corp.	607	38,727
LSB Industries, Inc.(b)	419	6,465
Materion Corp.	169	13,615
Mativ Holdings, Inc., Class A(c)	451	9,367
Mercer International, Inc. (Germany)(c)	351	4,844
Minerals Technologies, Inc.	268	16,158
MP Materials Corp.(b)(c)	656	21,812
Myers Industries, Inc.	254	5,928
NewMarket Corp.	62	19,593
O-I Glass, Inc.(b)	1,279	20,988
Olin Corp.	1,132	64,501
Origin Materials, Inc.(b)(c)	876	4,879
Orion Engineered Carbons S.A. (Germany)	501	9,409
Pactiv Evergreen, Inc.	371	4,318
Perimeter Solutions S.A.(b)	1,202	13,030
Piedmont Lithium, Inc.(b)	148	8,534
PureCycle Technologies, Inc.(b)(c)	671	4,657
Quaker Chemical Corp.	103	20,269
Ramaco Resources, Inc.	176	2,015
Ranpak Holdings Corp.(b)	357	1,931
Reliance Steel & Aluminum Co.	495	104,589
Royal Gold, Inc.(c)	539	60,546
Ryerson Holding Corp.	137	4,040
Schnitzer Steel Industries, Inc., Class A(c)	214	7,347
Scotts Miracle-Gro Co. (The)	341	19,072
Sensient Technologies Corp.	345	25,775
Silgan Holdings, Inc.	724	38,300
Sonoco Products Co.	801	49,157
Stepan Co.	183	20,417
Summit Materials, Inc., Class A(b)	971	29,412
	Shares	Value
Materials-(continued)
SunCoke Energy, Inc.	682	$5,770
Sylvamo Corp.	326	17,633
TimkenSteel Corp.(b)(c)	323	6,040
Tredegar Corp.(c)	222	2,296
TriMas Corp.(c)	345	9,436
Trinseo PLC(c)	233	5,743
Tronox Holdings PLC, Class A	951	13,438
United States Lime & Minerals, Inc.	19	2,641
United States Steel Corp.	1,948	51,213
Valvoline, Inc.	1,454	47,953
Warrior Met Coal, Inc.	424	15,612
Worthington Industries, Inc.(c)	263	14,923
		1,791,432
Real Estate-7.59%
Acadia Realty Trust	781	12,012
Agree Realty Corp.	656	45,887
Alexander & Baldwin, Inc.(c)	597	11,791
Alexander’s, Inc.	19	4,641
American Assets Trust, Inc.	422	12,360
Americold Realty Trust, Inc.(c)	2,212	66,028
Anywhere Real Estate, Inc.(b)(c)	925	6,984
Apartment Income REIT Corp.	1,266	48,171
Apartment Investment & Management Co., Class A	1,249	10,467
Apple Hospitality REIT, Inc.	1,791	30,554
Armada Hoffler Properties, Inc.(c)	556	6,755
Brandywine Realty Trust	1,409	9,736
Brixmor Property Group, Inc.	2,461	57,046
Broadstone Net Lease, Inc.(c)	1,422	24,131
CareTrust REIT, Inc.	797	15,781
CBL & Associates Properties, Inc.	101	3,081
Centerspace(c)	126	8,127
Chatham Lodging Trust(b)	381	5,094
City Office REIT, Inc.(c)	341	3,373
Community Healthcare Trust, Inc.	196	6,911
Compass, Inc.(b)(c)	1,952	5,836
Corporate Office Properties Trust	923	25,632
Cousins Properties, Inc.	1,244	32,817
CubeSmart	1,843	76,282
Cushman & Wakefield PLC(b)(c)	1,205	13,761
DiamondRock Hospitality Co.	1,732	16,298
DigitalBridge Group, Inc.	1,346	19,423
Douglas Elliman, Inc.(c)	601	2,476
Douglas Emmett, Inc.	1,446	25,045
Easterly Government Properties, Inc.	709	11,231
EastGroup Properties, Inc.	358	55,576
Elme Communities(c)	718	14,188
Empire State Realty Trust, Inc., Class A(c)	1,135	8,751
EPR Properties	616	25,632
Equity Commonwealth(c)	913	24,733
Essential Properties Realty Trust, Inc.	1,160	26,924
eXp World Holdings, Inc.	561	7,332
Farmland Partners, Inc.	424	5,631
Federal Realty Investment Trust	598	66,438
First Industrial Realty Trust, Inc.	1,085	54,847
Forestar Group, Inc.(b)	163	2,417
Four Corners Property Trust, Inc.(c)	669	18,157
FRP Holdings, Inc.(b)	50	3,045
Getty Realty Corp.(c)	326	10,765
Gladstone Commercial Corp.(c)	325	6,172
Gladstone Land Corp.	269	5,525
Global Medical REIT, Inc.	504	5,090
Global Net Lease, Inc.(c)	851	11,514

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Highwoods Properties, Inc.	865	$25,777
Howard Hughes Corp. (The)(b)(c)	307	22,884
Hudson Pacific Properties, Inc.	1,163	13,444
Independence Realty Trust, Inc.(c)	1,820	32,978
Indus Realty Trust, Inc.(c)	34	2,176
Industrial Logistics Properties Trust(c)	530	2,157
Innovative Industrial Properties, Inc.(c)	230	27,878
InvenTrust Properties Corp.(c)	554	14,243
iStar, Inc.	683	5,485
JBG SMITH Properties	845	17,415
Jones Lang LaSalle, Inc.(b)	393	66,091
Kennedy-Wilson Holdings, Inc.	1,018	17,326
Kilroy Realty Corp.	865	37,385
Kite Realty Group Trust(c)	1,803	41,108
Lamar Advertising Co., Class A	715	71,600
Life Storage, Inc.	693	74,491
LTC Properties, Inc.	333	13,084
LXP Industrial Trust(c)	2,298	24,727
Macerich Co. (The)(c)	1,764	22,403
Marcus & Millichap, Inc.(c)	213	7,932
National Health Investors, Inc.	367	20,647
National Retail Properties, Inc.	1,454	67,407
National Storage Affiliates Trust	716	28,504
Necessity Retail REIT, Inc. (The)	1,094	7,308
NETSTREIT Corp.	413	8,066
Newmark Group, Inc., Class A	1,296	10,990
NexPoint Residential Trust, Inc.	190	9,137
Office Properties Income Trust	395	6,040
Omega Healthcare Investors, Inc.(c)	1,922	58,198
One Liberty Properties, Inc.	137	3,266
Opendoor Technologies, Inc.(b)(c)	3,357	6,210
Orion Office REIT, Inc.	456	4,236
Outfront Media, Inc.	1,148	20,997
Paramount Group, Inc.(c)	1,480	9,650
Park Hotels & Resorts, Inc.	1,846	23,684
Pebblebrook Hotel Trust(c)	1,079	17,965
Phillips Edison & Co., Inc.(c)	958	30,876
Physicians Realty Trust(c)	1,854	27,680
Piedmont Office Realty Trust, Inc., Class A	1,013	10,545
Plymouth Industrial REIT, Inc.	330	6,831
PotlatchDeltic Corp.	662	31,637
Rayonier, Inc.	1,202	43,128
RE/MAX Holdings, Inc., Class A	157	3,266
Redfin Corp.(b)	802	4,299
Retail Opportunity Investments Corp.	1,023	15,601
Rexford Industrial Realty, Inc.	1,405	77,682
RLJ Lodging Trust	1,336	16,192
RMR Group, Inc. (The), Class A(c)	127	3,672
RPT Realty	699	7,829
Ryman Hospitality Properties, Inc.	429	39,266
Sabra Health Care REIT, Inc.	1,900	24,529
Safehold, Inc.(c)	184	5,440
Saul Centers, Inc.	117	5,043
Seritage Growth Properties, Class A, (Acquired 10/01/2020 - 11/28/2022; Cost $4,353)(b)(d)	299	3,579
Service Properties Trust(c)	1,358	10,660
SITE Centers Corp.	1,582	21,499
SL Green Realty Corp.	528	22,155
Spirit Realty Capital, Inc.	1,120	46,390
St. Joe Co. (The)(c)	266	10,222
STAG Industrial, Inc.	1,472	48,444
STORE Capital Corp.	2,089	66,639
	Shares	Value
Real Estate-(continued)
Summit Hotel Properties, Inc.	875	$7,481
Sunstone Hotel Investors, Inc.(c)	1,734	19,057
Tanger Factory Outlet Centers, Inc.(c)	857	16,669
Tejon Ranch Co.(b)	174	3,410
Terreno Realty Corp.	620	36,357
UMH Properties, Inc.	430	7,572
Uniti Group, Inc.	1,948	14,844
Universal Health Realty Income Trust(c)	108	5,669
Urban Edge Properties(c)	964	15,164
Urstadt Biddle Properties, Inc., Class A	249	4,763
Veris Residential, Inc.(b)	636	10,214
Vornado Realty Trust	1,339	33,863
WeWork, Inc.(b)	1,456	4,019
Whitestone REIT	385	3,746
Xenia Hotels & Resorts, Inc.(c)	939	14,479
		2,593,768
Utilities-2.84%
ALLETE, Inc.	468	30,982
Altus Power, Inc.(b)	381	2,724
American States Water Co.	303	29,691
Artesian Resources Corp., Class A	71	3,874
Avista Corp.	597	24,644
Black Hills Corp.	534	38,250
California Water Service Group	446	28,959
Chesapeake Utilities Corp.	146	17,481
Clearway Energy, Inc., Class A	284	9,349
Clearway Energy, Inc., Class C	675	23,922
Hawaiian Electric Industries, Inc.	901	37,013
IDACORP, Inc.	415	45,870
MGE Energy, Inc.	297	21,387
Middlesex Water Co.	146	13,644
Montauk Renewables, Inc.(b)	531	6,409
National Fuel Gas Co.	714	47,288
New Jersey Resources Corp.	791	39,352
NextEra Energy Partners L.P.	689	55,458
Northwest Natural Holding Co.	286	14,331
NorthWestern Corp.	461	26,927
OGE Energy Corp.	1,644	66,516
ONE Gas, Inc.	446	38,780
Ormat Technologies, Inc.(c)	367	33,188
Otter Tail Corp.	308	18,366
Pinnacle West Capital Corp.	928	72,681
PNM Resources, Inc.	670	32,830
Portland General Electric Co.(c)	735	36,184
SJW Group	199	14,863
South Jersey Industries, Inc.	1,008	34,978
Southwest Gas Holdings, Inc.	549	37,585
Spire, Inc.	431	31,937
Star Group L.P.	269	2,348
Sunnova Energy International, Inc.(b)(c)	850	19,405
Unitil Corp.	131	7,181
York Water Co. (The)	117	5,346
		969,743
Total Common Stocks & Other Equity Interests (Cost $39,278,858)		34,140,282

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(f)(h) (Cost $19,682)	19,682	$19,682
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $39,298,540)		34,159,964
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.76%
Invesco Private Government Fund, 3.83%(f)(h)(i)	2,084,214	2,084,214
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.15%(f)(h)(i)	5,347,313	$5,348,382
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,431,730)		7,432,596
TOTAL INVESTMENTS IN SECURITIES-121.78% (Cost $46,730,270)		41,592,560
OTHER ASSETS LESS LIABILITIES-(21.78)%		(7,438,648)
NET ASSETS-100.00%		$34,153,912

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Restricted security. The aggregate value of these securities at November 30, 2022 was $13,968, which represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2022 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Invesco Mortgage Capital, Inc.	$3,575	$679	$(91)	$(565)	$(40)	$3,558	$142
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	15,920	259,660	(255,898)	-	-	19,682	81
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,267,562	2,932,441	(3,115,789)	-	-	2,084,214	19,263*
Invesco Private Prime Fund	5,771,524	6,510,204	(6,933,942)	447	149	5,348,382	52,047*
Total	$8,058,581	$9,702,984	$(10,305,720)	$(118)	$109	$7,455,836	$71,533

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PureBetaSM US Aggregate Bond ETF (PBND)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-43.94%
U.S. Treasury Bonds-10.42%
7.50%, 11/15/2024	$20,000	$21,174
7.63%, 02/15/2025	15,000	16,028
6.88%, 08/15/2025	25,000	26,687
6.00%, 02/15/2026	30,000	31,691
6.75%, 08/15/2026	20,000	21,860
6.50%, 11/15/2026	20,000	21,808
6.63%, 02/15/2027	35,000	38,512
6.38%, 08/15/2027	10,000	11,036
6.13%, 11/15/2027	40,000	43,952
5.50%, 08/15/2028	50,000	54,027
5.25%, 11/15/2028	30,000	32,108
5.25%, 02/15/2029	10,000	10,736
6.13%, 08/15/2029	35,000	39,665
6.25%, 05/15/2030	25,000	28,961
5.38%, 02/15/2031	30,000	33,421
4.50%, 02/15/2036	50,000	54,347
4.75%, 02/15/2037	40,000	44,538
5.00%, 05/15/2037	40,000	45,528
4.38%, 02/15/2038	40,000	42,752
4.50%, 05/15/2038	65,000	70,406
3.50%, 02/15/2039	50,000	47,928
4.25%, 05/15/2039	50,000	52,480
4.50%, 08/15/2039	140,000	151,320
4.38%, 11/15/2039	90,000	95,653
4.63%, 02/15/2040	65,000	71,206
1.13% - 4.38%, 05/15/2040	240,000	205,784
1.13% - 3.88%, 08/15/2040	290,000	215,823
1.38% - 4.25%, 11/15/2040	325,000	273,637
1.88% - 4.75%, 02/15/2041	255,000	224,320
2.25% - 4.38%, 05/15/2041	243,000	201,924
1.75% - 3.75%, 08/15/2041	225,000	169,888
2.00% - 3.13%, 11/15/2041	325,000	254,229
2.38% - 3.13%, 02/15/2042	265,000	221,012
3.00% - 3.25%, 05/15/2042	187,000	164,465
2.75% - 3.38%, 08/15/2042	140,000	122,008
2.75% - 4.00%, 11/15/2042	160,000	139,878
3.13%, 02/15/2043	60,000	52,146
2.88%, 05/15/2043	80,000	66,588
3.63%, 08/15/2043	90,000	84,470
3.75%, 11/15/2043	50,000	47,767
3.63%, 02/15/2044	125,000	117,046
3.38%, 05/15/2044	70,000	62,874
3.13%, 08/15/2044	160,000	137,669
3.00%, 11/15/2044	155,000	130,418
2.50%, 02/15/2045	50,000	38,378
3.00%, 05/15/2045	100,000	83,871
2.88%, 08/15/2045	100,000	81,965
3.00%, 11/15/2045	135,000	113,115
2.50%, 02/15/2046	120,000	91,458
2.50%, 05/15/2046	70,000	53,271
2.25%, 08/15/2046	50,000	36,121
2.88%, 11/15/2046	70,000	57,263
3.00%, 02/15/2047	65,000	54,322
3.00%, 05/15/2047	87,000	72,767
2.75%, 08/15/2047	80,000	63,859
2.75%, 11/15/2047	130,000	103,766
3.00%, 02/15/2048	140,000	117,305
3.13%, 05/15/2048	125,000	107,378
3.00%, 08/15/2048	140,000	117,666
3.38%, 11/15/2048	110,000	99,279
	Principal Amount	Value
U.S. Treasury Bonds-(continued)
3.00%, 02/15/2049	$85,000	$71,715
2.88%, 05/15/2049	120,000	98,895
2.25%, 08/15/2049	115,000	83,061
2.38%, 11/15/2049	180,000	133,713
2.00%, 02/15/2050	115,000	78,034
1.25%, 05/15/2050	160,000	88,594
1.38%, 08/15/2050	170,000	97,298
1.63%, 11/15/2050	160,000	98,063
1.88%, 02/15/2051	160,000	104,684
2.38%, 05/15/2051	160,000	118,081
2.00%, 08/15/2051	165,000	111,259
1.88%, 11/15/2051	235,000	153,273
2.25%, 02/15/2052	205,000	146,871
2.88%, 05/15/2052	230,000	189,750
3.00%, 08/15/2052	140,000	118,978
4.00%, 11/15/2052	95,000	98,043
		7,081,866
U.S. Treasury Notes-33.52%
0.50% - 2.88%, 11/30/2023	350,000	337,846
0.13%, 12/15/2023	125,000	119,181
0.75% - 2.63%, 12/31/2023	410,000	398,273
0.13%, 01/15/2024	100,000	95,070
0.88% - 2.50%, 01/31/2024	195,000	188,795
0.13% - 2.75%, 02/15/2024	270,000	258,795
1.50% - 2.38%, 02/29/2024	275,000	266,418
0.25%, 03/15/2024	90,000	85,092
2.13% - 2.25%, 03/31/2024	300,000	290,537
0.38%, 04/15/2024	140,000	132,117
2.00% - 2.50%, 04/30/2024	425,000	410,984
0.25% - 2.50%, 05/15/2024	230,000	218,470
2.00% - 2.50%, 05/31/2024	275,000	265,426
0.25%, 06/15/2024	280,000	262,073
1.75% - 3.00%, 06/30/2024	215,000	208,749
0.38%, 07/15/2024	95,000	88,881
1.75% - 3.00%, 07/31/2024	300,000	290,293
0.38% - 2.38%, 08/15/2024	435,000	413,999
1.25% - 3.25%, 08/31/2024	190,000	181,520
0.38%, 09/15/2024	125,000	116,299
1.50% - 4.25%, 09/30/2024	225,000	218,112
0.63%, 10/15/2024	170,000	158,512
1.50% - 4.38%, 10/31/2024	340,000	333,809
0.75% - 2.25%, 11/15/2024	225,000	212,475
1.50% - 4.50%, 11/30/2024	290,000	281,340
1.00%, 12/15/2024	120,000	112,186
1.75% - 2.25%, 12/31/2024	225,000	214,003
1.13%, 01/15/2025	120,000	112,205
1.38% - 2.50%, 01/31/2025	175,000	167,287
1.50% - 2.00%, 02/15/2025	285,000	269,012
1.13% - 2.75%, 02/28/2025	185,000	174,277
1.75%, 03/15/2025	140,000	132,355
0.50%, 03/31/2025	45,000	41,317
2.63%, 04/15/2025	220,000	211,827
0.38% - 2.88%, 04/30/2025	100,000	94,037
2.13% - 2.75%, 05/15/2025	350,000	334,989
0.25% - 2.88%, 05/31/2025	260,000	240,009
2.88%, 06/15/2025	125,000	121,050
0.25% - 2.75%, 06/30/2025	190,000	176,915
3.00%, 07/15/2025	140,000	135,860
0.25% - 2.88%, 07/31/2025	250,000	239,347
2.00% - 3.13%, 08/15/2025	210,000	200,957
0.25% - 2.75%, 08/31/2025	155,000	144,192
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Treasury Notes-(continued)
3.50%, 09/15/2025	$50,000	$49,158
0.25% - 3.00%, 09/30/2025	230,000	212,409
4.25%, 10/15/2025	100,000	100,273
0.25% - 3.00%, 10/31/2025	185,000	173,777
2.25% - 4.50%, 11/15/2025	255,000	250,180
0.38% - 2.88%, 11/30/2025	235,000	214,661
0.38% - 2.63%, 12/31/2025	190,000	176,276
0.38% - 2.63%, 01/31/2026	245,000	224,857
1.63%, 02/15/2026	150,000	138,914
0.50% - 2.50%, 02/28/2026	215,000	197,762
0.75% - 2.25%, 03/31/2026	235,000	214,304
0.75% - 2.38%, 04/30/2026	240,000	222,083
1.63%, 05/15/2026	210,000	193,668
0.75% - 2.13%, 05/31/2026	200,000	180,832
0.88% - 1.88%, 06/30/2026	310,000	282,935
0.63% - 1.88%, 07/31/2026	170,000	153,414
1.50%, 08/15/2026	100,000	91,367
0.75% - 1.38%, 08/31/2026	225,000	201,765
0.88% - 1.63%, 09/30/2026	195,000	174,992
1.13% - 1.63%, 10/31/2026	185,000	166,897
2.00%, 11/15/2026	170,000	157,702
1.25% - 1.63%, 11/30/2026	260,000	235,241
1.25% - 1.75%, 12/31/2026	200,000	181,615
1.50%, 01/31/2027	240,000	217,514
2.25%, 02/15/2027	250,000	233,574
1.13% - 1.88%, 02/28/2027	195,000	178,632
0.63% - 2.50%, 03/31/2027	130,000	120,398
0.50% - 2.75%, 04/30/2027	250,000	224,732
2.38%, 05/15/2027	125,000	117,139
0.50% - 2.63%, 05/31/2027	245,000	220,841
0.50% - 3.25%, 06/30/2027	150,000	140,186
0.38% - 2.75%, 07/31/2027	285,000	256,716
2.25%, 08/15/2027	135,000	125,566
0.50% - 3.13%, 08/31/2027	170,000	152,603
0.38% - 4.13%, 09/30/2027	225,000	202,877
0.50% - 4.13%, 10/31/2027	175,000	158,440
2.25%, 11/15/2027	210,000	194,652
0.63% - 3.88%, 11/30/2027	260,000	236,791
0.63%, 12/31/2027	140,000	119,230
0.75%, 01/31/2028	140,000	119,744
2.75%, 02/15/2028	170,000	160,995
1.13%, 02/29/2028	135,000	117,629
1.25%, 03/31/2028	145,000	126,932
1.25%, 04/30/2028	165,000	144,166
2.88%, 05/15/2028	195,000	185,448
1.25%, 05/31/2028	160,000	139,525
1.25%, 06/30/2028	120,000	104,414
1.00%, 07/31/2028	160,000	136,950
2.88%, 08/15/2028	120,000	113,904
1.13%, 08/31/2028	140,000	120,487
1.25%, 09/30/2028	215,000	186,051
1.38%, 10/31/2028	85,000	73,953
3.13%, 11/15/2028	175,000	168,205
1.50%, 11/30/2028	215,000	188,192
1.38%, 12/31/2028	220,000	191,228
1.75%, 01/31/2029	100,000	88,625
2.63%, 02/15/2029	235,000	219,266
1.88%, 02/28/2029	90,000	80,378
2.38%, 03/31/2029	90,000	82,663
2.88%, 04/30/2029	65,000	61,471
2.38%, 05/15/2029	210,000	192,782
	Principal Amount	Value
U.S. Treasury Notes-(continued)
2.75%, 05/31/2029	$60,000	$56,311
3.25%, 06/30/2029	60,000	58,010
2.63%, 07/31/2029	60,000	55,861
1.63%, 08/15/2029	240,000	210,169
3.13%, 08/31/2029	120,000	115,200
3.88%, 09/30/2029	100,000	100,484
4.00%, 10/31/2029	80,000	81,050
1.75%, 11/15/2029	195,000	172,346
3.88%, 11/30/2029	100,000	100,633
1.50%, 02/15/2030	180,000	155,166
0.63%, 05/15/2030	210,000	168,394
0.63%, 08/15/2030	445,000	354,505
0.88%, 11/15/2030	205,000	166,138
1.13%, 02/15/2031	240,000	198,253
1.63%, 05/15/2031	450,000	383,555
1.25%, 08/15/2031	275,000	225,715
1.38%, 11/15/2031	300,000	247,359
1.88%, 02/15/2032	240,000	205,987
2.88%, 05/15/2032	380,000	354,884
2.75%, 08/15/2032	215,000	198,405
4.13%, 11/15/2032	130,000	134,570
		22,795,867
Total U.S. Treasury Securities (Cost $31,839,249)		29,877,733
U.S. Dollar Denominated Bonds & Notes-28.11%
Aerospace & Defense-0.37%
Boeing Co. (The)
4.88%, 05/01/2025	50,000	49,509
5.81%, 05/01/2050	50,000	46,946
Lockheed Martin Corp., 4.50%, 05/15/2036	50,000	48,032
Northrop Grumman Corp., 4.40%, 05/01/2030	50,000	48,799
Raytheon Technologies Corp., 7.20%, 08/15/2027	50,000	55,212
		248,498
Agricultural & Farm Machinery-0.14%
Cargill, Inc., 5.13%, 10/11/2032(b)	50,000	50,491
Deere & Co., 3.90%, 06/09/2042	50,000	44,823
		95,314
Air Freight & Logistics-0.14%
FedEx Corp., 2.40%, 05/15/2031(c)	50,000	40,555
United Parcel Service, Inc., 6.20%, 01/15/2038	50,000	56,346
		96,901
Airlines-0.05%
Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	27,601	26,293
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 08/15/2025	6,031	5,640
		31,933
Asset Management & Custody Banks-0.19%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)	25,000	23,760
Bank of New York Mellon Corp. (The), 2.50%, 01/26/2032	50,000	40,914
BlackRock, Inc., 2.40%, 04/30/2030	25,000	21,494
State Street Corp., 1.68%, 11/18/2027(d)	50,000	44,173
		130,341

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Automobile Manufacturers-0.42%
American Honda Finance Corp., 2.25%, 01/12/2029	$50,000	$43,238
BMW US Capital LLC (Germany), 3.90%, 04/09/2025(b)	50,000	48,926
General Motors Co., 6.13%, 10/01/2025	50,000	50,639
General Motors Financial Co., Inc., 3.80%, 04/07/2025	50,000	48,309
Hyundai Capital America, 1.30%, 01/08/2026(b)	50,000	43,423
Toyota Motor Credit Corp., 4.55%, 09/20/2027	50,000	49,587
		284,122
Biotechnology-0.37%
AbbVie, Inc.
3.60%, 05/14/2025	50,000	48,616
3.20%, 11/21/2029	50,000	45,533
Amgen, Inc., 4.66%, 06/15/2051	50,000	44,902
Baxalta, Inc., 4.00%, 06/23/2025	50,000	49,142
Gilead Sciences, Inc.
1.20%, 10/01/2027	25,000	21,246
4.15%, 03/01/2047	50,000	42,039
		251,478
Brewers-0.14%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 3.65%, 02/01/2026	50,000	48,492
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.60%, 04/15/2048	50,000	45,223
		93,715
Broadcasting-0.06%
Discovery Communications LLC, 3.63%, 05/15/2030	50,000	42,070
Building Products-0.06%
Carrier Global Corp., 2.72%, 02/15/2030	50,000	42,576
Cable & Satellite-0.46%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
4.91%, 07/23/2025	50,000	49,194
4.40%, 04/01/2033	50,000	43,707
Comcast Corp.
3.70%, 04/15/2024	50,000	49,287
4.15%, 10/15/2028	50,000	48,467
4.00%, 08/15/2047	50,000	40,741
2.94%, 11/01/2056	50,000	32,251
Time Warner Cable LLC, 6.75%, 06/15/2039	50,000	48,458
		312,105
Commodity Chemicals-0.05%
LYB International Finance III LLC, 3.38%, 10/01/2040	50,000	35,983
Communications Equipment-0.07%
Cisco Systems, Inc., 3.50%, 06/15/2025	50,000	48,952
Computer & Electronics Retail-0.07%
Dell International LLC/EMC Corp., 4.00%, 07/15/2024	50,000	49,038
Construction Machinery & Heavy Trucks-0.07%
Caterpillar Financial Services Corp., 3.40%, 05/13/2025	50,000	48,712
Consumer Finance-0.21%
American Express Co., 3.30%, 05/03/2027	50,000	46,763
	Principal Amount	Value
Consumer Finance-(continued)
Capital One Financial Corp., 4.20%, 10/29/2025	$50,000	$48,464
Discover Financial Services, 3.95%, 11/06/2024	50,000	48,628
		143,855
Data Processing & Outsourced Services-0.30%
Fidelity National Information Services, Inc., 3.10%, 03/01/2041	50,000	34,984
Fiserv, Inc., 2.75%, 07/01/2024	50,000	48,127
Global Payments, Inc., 1.50%, 11/15/2024	50,000	46,299
Mastercard, Inc., 2.00%, 11/18/2031	50,000	41,032
Visa, Inc., 2.00%, 08/15/2050	50,000	31,127
		201,569
Distillers & Vintners-0.13%
Constellation Brands, Inc., 5.25%, 11/15/2048	50,000	47,293
Diageo Capital PLC (United Kingdom), 3.88%, 04/29/2043	50,000	41,561
		88,854
Diversified Banks-5.11%
Asian Development Bank (Supranational)
0.63%, 04/29/2025	100,000	91,624
3.13%, 08/20/2027	50,000	48,110
Asian Infrastructure Investment Bank (The) (Supranational), 0.50%, 01/27/2026	50,000	44,057
Bank of America Corp.
1.53%, 12/06/2025(d)	50,000	45,910
3.50%, 04/19/2026	50,000	47,922
3.42%, 12/20/2028(d)	50,000	45,552
1.90%, 07/23/2031(d)	50,000	38,911
1.92%, 10/24/2031(d)	50,000	38,649
2.97%, 02/04/2033(d)	25,000	20,380
3.85%, 03/08/2037(d)	50,000	42,237
3.31%, 04/22/2042(d)	25,000	18,798
5.00%, 01/21/2044	50,000	46,736
Bank of Montreal (Canada), 4.80%(d)(e)	50,000	43,473
Bank of Nova Scotia (The) (Canada), 0.70%, 04/15/2024	50,000	47,110
Barclays PLC (United Kingdom), 4.38%, 09/11/2024	50,000	48,697
BNG Bank N.V. (Netherlands), 2.38%, 03/16/2026(b)	50,000	46,778
BNP Paribas S.A. (France), 1.32%, 01/13/2027(b)(d)	100,000	86,835
Canadian Imperial Bank of Commerce (Canada), 3.10%, 04/02/2024	50,000	48,777
Citigroup, Inc.
4.45%, 09/29/2027	50,000	48,115
4.66%, 05/24/2028(d)	50,000	48,482
4.41%, 03/31/2031(d)	50,000	46,364
8.13%, 07/15/2039	50,000	62,655
4.65%, 07/23/2048	50,000	44,829
Commonwealth Bank of Australia (Australia), 2.30%, 03/14/2025(b)	50,000	47,442
European Investment Bank (Supranational)
0.38%, 07/24/2024(c)	50,000	46,760
2.75%, 08/15/2025	50,000	48,149
1.25%, 02/14/2031(c)	50,000	41,183
Export-Import Bank of Korea (The) (South Korea), 2.13%, 01/18/2032	50,000	39,792

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
HSBC Holdings PLC (United Kingdom)
3.80%, 03/11/2025(d)	$100,000	$96,842
2.63%, 11/07/2025(d)	200,000	185,926
Inter-American Development Bank (Supranational)
1.50%, 01/13/2027	50,000	45,224
1.13%, 07/20/2028	50,000	42,759
3.50%, 09/14/2029	50,000	48,648
International Bank for Reconstruction & Development (Supranational)
0.63%, 04/22/2025	50,000	45,893
3.13%, 06/15/2027	50,000	48,225
Series GDIF, 1.75%, 10/23/2029	100,000	86,733
International Finance Corp. (The) (Supranational), 3.63%, 09/15/2025	50,000	49,182
JPMorgan Chase & Co.
2.60%, 02/24/2026(d)	50,000	47,147
1.47%, 09/22/2027(d)	50,000	43,212
2.18%, 06/01/2028(d)	50,000	43,721
3.51%, 01/23/2029(d)	50,000	45,592
2.74%, 10/15/2030(d)	50,000	42,372
4.91%, 07/25/2033(d)	50,000	48,065
3.16%, 04/22/2042(d)	50,000	36,957
3.33%, 04/22/2052(d)	50,000	35,702
Kreditanstalt fuer Wiederaufbau (Germany)
1.25%, 01/31/2025	100,000	93,705
0.75%, 09/30/2030	50,000	39,545
Landwirtschaftliche Rentenbank (Germany), 0.88%, 03/30/2026	50,000	44,813
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.78%, 03/02/2025	50,000	48,605
3.96%, 03/02/2028	50,000	46,751
Oesterreichische Kontrollbank AG (Austria), 0.50%, 02/02/2026	50,000	44,432
Royal Bank of Canada (Canada), 2.05%, 01/21/2027	50,000	44,596
Societe Generale S.A. (France), 4.25%, 08/19/2026(b)	200,000	184,957
Standard Chartered PLC (United Kingdom), 3.60%, 01/12/2033(b)(d)	200,000	148,821
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.78%, 03/09/2026	50,000	48,160
3.54%, 01/17/2028	50,000	46,319
Toronto-Dominion Bank (The) (Canada), 0.75%, 01/06/2026	50,000	44,101
U.S. Bancorp, 3.38%, 02/05/2024	50,000	49,199
Wells Fargo & Co.
3.00%, 10/23/2026	50,000	46,655
3.53%, 03/24/2028(d)	50,000	46,418
3.35%, 03/02/2033(d)	50,000	42,651
4.90%, 07/25/2033(d)	50,000	48,018
5.95%, 12/15/2036	50,000	47,457
Westpac Banking Corp. (Australia), 2.89%, 02/04/2030(d)	50,000	45,465
		3,477,195
Diversified Capital Markets-0.42%
Deutsche Bank AG (Germany), 4.10%, 01/13/2026	75,000	71,923
	Principal Amount	Value
Diversified Capital Markets-(continued)
Macquarie Group Ltd. (Australia), 4.10%, 06/21/2028(b)(d)	$50,000	$46,721
UBS Group AG (Switzerland), 3.13%, 08/13/2030(b)(d)	200,000	169,989
		288,633
Diversified Chemicals-0.12%
Celanese US Holdings LLC, 1.40%, 08/05/2026	50,000	41,442
Dow Chemical Co. (The), 2.10%, 11/15/2030	50,000	39,855
		81,297
Diversified Metals & Mining-0.13%
Corp. Nacional del Cobre de Chile (Chile), 4.50%, 08/01/2047(b)	50,000	42,775
Glencore Funding LLC (Australia), 4.00%, 03/27/2027(b)	50,000	47,558
		90,333
Diversified REITs-0.07%
VICI Properties L.P./VICI Note Co., Inc., 4.63%, 06/15/2025(b)	50,000	47,900
Drug Retail-0.26%
CK Hutchison International 21 Ltd. (United Kingdom), 1.50%, 04/15/2026(b)	200,000	179,539
Education Services-0.06%
University of Southern California, Series 2017, 3.84%, 10/01/2047	50,000	41,903
Electric Utilities-1.67%
Berkshire Hathaway Energy Co.
4.05%, 04/15/2025	50,000	49,512
4.45%, 01/15/2049	50,000	43,665
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/2024	42,000	42,384
Commonwealth Edison Co.
3.10%, 11/01/2024	50,000	48,334
2.20%, 03/01/2030	25,000	21,078
Consolidated Edison Co. of New York, Inc., 3.85%, 06/15/2046	50,000	39,588
Constellation Energy Generation LLC, 5.60%, 06/15/2042	50,000	48,675
Duke Energy Corp.
3.15%, 08/15/2027	50,000	46,322
3.75%, 09/01/2046	50,000	37,160
Electricite de France S.A. (France), 3.63%, 10/13/2025(b)	50,000	48,223
Enel Americas S.A. (Chile), 4.00%, 10/25/2026	50,000	47,077
Entergy Corp., 2.80%, 06/15/2030	25,000	20,972
Entergy Louisiana LLC, 4.00%, 03/15/2033	25,000	22,689
Exelon Corp., 2.75%, 03/15/2027(b)	50,000	46,062
Florida Power & Light Co., 3.95%, 03/01/2048	50,000	41,832
Georgia Power Co., 4.30%, 03/15/2043	50,000	42,836
NextEra Energy Capital Holdings, Inc., 2.75%, 11/01/2029	50,000	43,366
Niagara Mohawk Power Corp., 2.76%, 01/10/2032(b)	50,000	40,796
Oncor Electric Delivery Co. LLC, 3.70%, 05/15/2050	50,000	39,625
Pacific Gas and Electric Co.
4.45%, 04/15/2042	50,000	37,630
4.95%, 07/01/2050	50,000	39,896

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Southern California Edison Co.
2.25%, 06/01/2030	$50,000	$41,142
Series 08-A, 5.95%, 02/01/2038	25,000	25,369
Southern Co. (The), 5.70%, 10/15/2032	50,000	51,301
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	50,000	44,858
Union Electric Co., 3.50%, 04/15/2024	50,000	49,093
Virginia Electric & Power Co., Series B, 6.00%, 01/15/2036	25,000	25,895
Xcel Energy, Inc., 4.00%, 06/15/2028(c)	50,000	47,917
		1,133,297
Environmental & Facilities Services-0.03%
Waste Management, Inc., 4.15%, 07/15/2049	25,000	22,178
Financial Exchanges & Data-0.07%
Moody’s Corp., 4.88%, 02/15/2024	50,000	49,882
Food Distributors-0.07%
Sysco Corp., 3.25%, 07/15/2027	50,000	46,511
Food Retail-0.07%
Kroger Co. (The), 3.70%, 08/01/2027	50,000	47,479
Footwear-0.07%
NIKE, Inc., 2.40%, 03/27/2025	50,000	47,875
Gas Utilities-0.11%
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032(c)	50,000	48,257
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	25,000	25,212
		73,469
General Merchandise Stores-0.07%
Target Corp., 3.50%, 07/01/2024	50,000	49,202
Gold-0.08%
Newmont Corp., 6.25%, 10/01/2039	50,000	52,452
Health Care Equipment-0.24%
Abbott Laboratories, 4.90%, 11/30/2046	25,000	24,975
Baxter International, Inc., 2.60%, 08/15/2026	50,000	46,041
Becton, Dickinson and Co., 4.30%, 08/22/2032	50,000	47,480
Stryker Corp., 4.38%, 05/15/2044	50,000	42,404
		160,900
Health Care Facilities-0.20%
CommonSpirit Health, 4.19%, 10/01/2049	50,000	38,637
HCA, Inc.
5.00%, 03/15/2024	50,000	49,794
5.50%, 06/15/2047	50,000	45,240
		133,671
Health Care REITs-0.13%
Ventas Realty L.P., 3.00%, 01/15/2030	50,000	42,392
Welltower, Inc., 4.00%, 06/01/2025	50,000	48,795
		91,187
Health Care Services-0.43%
Cigna Corp.
3.05%, 10/15/2027	50,000	46,114
3.20%, 03/15/2040	25,000	19,173
CVS Health Corp.
3.25%, 08/15/2029	50,000	45,060
4.78%, 03/25/2038	25,000	23,038
5.05%, 03/25/2048	20,000	18,412
	Principal Amount	Value
Health Care Services-(continued)
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	$50,000	$47,050
Roche Holdings, Inc., 2.31%, 03/10/2027(b)	50,000	45,701
Sutter Health, Series 20A, 1.32%, 08/15/2025	50,000	45,396
		289,944
Home Improvement Retail-0.23%
Home Depot, Inc. (The)
5.88%, 12/16/2036	25,000	27,067
4.20%, 04/01/2043	50,000	44,485
Lowe’s Cos., Inc.
1.30%, 04/15/2028	50,000	42,023
3.75%, 04/01/2032	50,000	45,368
		158,943
Homebuilding-0.07%
Lennar Corp., 4.75%, 11/29/2027	50,000	47,820
Hotels, Resorts & Cruise Lines-0.07%
Marriott International, Inc., Series X, 4.00%, 04/15/2028	50,000	46,479
Household Products-0.06%
Kimberly-Clark Corp., 2.88%, 02/07/2050	25,000	17,434
Procter & Gamble Co. (The), 3.00%, 03/25/2030	25,000	22,915
		40,349
Hypermarkets & Super Centers-0.20%
Costco Wholesale Corp., 2.75%, 05/18/2024	50,000	48,828
Walmart, Inc.
1.80%, 09/22/2031	50,000	41,176
4.05%, 06/29/2048	50,000	45,099
		135,103
Independent Power Producers & Energy Traders-0.06%
Tennessee Valley Authority, 1.50%, 09/15/2031	50,000	39,966
Industrial Conglomerates-0.23%
3M Co., 3.70%, 04/15/2050(c)	25,000	19,837
General Electric Co., 4.50%, 03/11/2044	50,000	43,814
Honeywell International, Inc., 2.30%, 08/15/2024	50,000	48,199
Siemens Financieringsmaatschappij N.V. (Germany), 1.70%, 03/11/2028(b)	50,000	42,853
		154,703
Industrial Machinery-0.06%
Parker-Hannifin Corp., 4.00%, 06/14/2049	50,000	40,192
Industrial REITs-0.07%
Prologis L.P., 4.63%, 01/15/2033	50,000	48,768
Insurance Brokers-0.06%
Aon Global Ltd., 4.45%, 05/24/2043	50,000	40,437
Integrated Oil & Gas-0.57%
BP Capital Markets PLC (United Kingdom), 3.28%, 09/19/2027	50,000	47,208
Chevron USA, Inc., 1.02%, 08/12/2027(c)	50,000	43,255
Equinor ASA (Norway), 2.88%, 04/06/2025	50,000	48,081
Exxon Mobil Corp., 4.33%, 03/19/2050	50,000	44,844
Petronas Capital Ltd. (Malaysia), 2.48%, 01/28/2032(b)	50,000	41,632
Saudi Arabian Oil Co. (Saudi Arabia), 3.25%, 11/24/2050(b)	50,000	35,554

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Integrated Oil & Gas-(continued)
Shell International Finance B.V. (Netherlands)
2.75%, 04/06/2030	$50,000	$44,276
4.38%, 05/11/2045	50,000	44,689
TotalEnergies Capital International S.A. (France), 3.39%, 06/29/2060	50,000	35,710
		385,249
Integrated Telecommunication Services-0.66%
AT&T, Inc.
1.65%, 02/01/2028	75,000	64,206
2.25%, 02/01/2032	50,000	39,513
2.55%, 12/01/2033	50,000	39,095
3.55%, 09/15/2055	50,000	34,585
British Telecommunications PLC (United Kingdom), 9.63%, 12/15/2030	50,000	60,136
Telefonica Emisiones S.A. (Spain), 4.67%, 03/06/2038	50,000	40,628
Verizon Communications, Inc.
0.85%, 11/20/2025	50,000	44,835
2.10%, 03/22/2028	50,000	43,703
5.50%, 03/16/2047	50,000	49,533
3.70%, 03/22/2061	50,000	35,711
		451,945
Interactive Media & Services-0.18%
Alphabet, Inc., 0.80%, 08/15/2027	50,000	43,363
Meta Platforms, Inc., 4.45%, 08/15/2052(b)	50,000	40,762
Tencent Holdings Ltd. (China), 3.93%, 01/19/2038(b)	50,000	38,982
		123,107
Internet & Direct Marketing Retail-0.18%
Amazon.com, Inc.
2.10%, 05/12/2031	50,000	41,530
3.10%, 05/12/2051	50,000	36,277
4.10%, 04/13/2062	50,000	41,973
		119,780
Investment Banking & Brokerage-0.90%
Brookfield Finance, Inc. (Canada), 4.70%, 09/20/2047	50,000	40,305
Charles Schwab Corp. (The), 2.45%, 03/03/2027	50,000	45,845
Goldman Sachs Group, Inc. (The)
3.00%, 03/15/2024	50,000	48,706
4.25%, 10/21/2025	125,000	122,526
2.38%, 07/21/2032(d)	50,000	39,392
6.75%, 10/01/2037	50,000	53,430
Morgan Stanley
3.70%, 10/23/2024	50,000	48,849
3.62%, 04/01/2031(d)	50,000	44,468
4.89%, 07/20/2033(d)	50,000	47,563
4.30%, 01/27/2045	25,000	21,357
Series F, 3.88%, 04/29/2024	50,000	49,191
Morgan Stanley Domestic Holdings, Inc., 4.50%, 06/20/2028	50,000	47,965
		609,597
IT Consulting & Other Services-0.08%
International Business Machines Corp., 6.22%, 08/01/2027	50,000	52,931
Life & Health Insurance-0.52%
Athene Global Funding, 1.45%, 01/08/2026(b)	50,000	44,049
Brighthouse Financial, Inc., 4.70%, 06/22/2047	50,000	37,042
	Principal Amount	Value
Life & Health Insurance-(continued)
Equitable Financial Life Global Funding, 1.40%, 07/07/2025(b)	$50,000	$45,307
MetLife, Inc., 6.40%, 12/15/2036	50,000	47,154
Northwestern Mutual Global Funding, 4.35%, 09/15/2027(b)	50,000	48,976
Pacific Life Global Funding II, 1.45%, 01/20/2028(b)	50,000	41,163
Principal Life Global Funding II, 1.50%, 11/17/2026(b)	50,000	43,709
Prudential Financial, Inc., 5.20%, 03/15/2044(d)	50,000	47,119
		354,519
Life Sciences Tools & Services-0.06%
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031	50,000	40,698
Managed Health Care-0.29%
Centene Corp., 2.50%, 03/01/2031	50,000	39,420
Elevance Health, Inc., 3.70%, 09/15/2049	50,000	38,236
UnitedHealth Group, Inc.
2.00%, 05/15/2030	25,000	20,775
6.88%, 02/15/2038	50,000	58,137
3.70%, 08/15/2049	50,000	39,859
		196,427
Motorcycle Manufacturers-0.06%
Harley-Davidson, Inc., 4.63%, 07/28/2045	50,000	37,929
Movies & Entertainment-0.25%
Netflix, Inc., 5.38%, 11/15/2029(b)	50,000	49,150
TWDC Enterprises 18 Corp., 4.38%, 08/16/2041	30,000	27,193
Walt Disney Co. (The)
3.70%, 09/15/2024	50,000	49,061
4.75%, 09/15/2044	10,000	9,424
Warnermedia Holdings, Inc., 5.14%, 03/15/2052(b)	50,000	38,355
		173,183
Multi-line Insurance-0.13%
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/2036	50,000	50,584
New York Life Insurance Co., 3.75%, 05/15/2050(b)	50,000	38,259
		88,843
Multi-Utilities-0.25%
Dominion Energy, Inc., Series D, 2.85%, 08/15/2026	50,000	46,345
NiSource, Inc., 5.80%, 02/01/2042	50,000	47,462
Public Service Electric & Gas Co., 3.15%, 01/01/2050	50,000	35,483
Sempra Energy, 3.80%, 02/01/2038	50,000	40,581
		169,871
Office REITs-0.22%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025	50,000	48,274
Boston Properties L.P., 3.80%, 02/01/2024	100,000	97,984
		146,258
Oil & Gas Equipment & Services-0.08%
Halliburton Co., 7.45%, 09/15/2039	50,000	56,978
Oil & Gas Exploration & Production-0.43%
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	50,000	47,353

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Oil & Gas Exploration & Production-(continued)
ConocoPhillips Co., 2.40%, 03/07/2025	$50,000	$47,522
Devon Energy Corp., 5.00%, 06/15/2045	50,000	44,383
EQT Corp., 7.00%, 02/01/2030	50,000	52,606
Hess Corp., 7.88%, 10/01/2029	50,000	55,883
Sinopec Group Overseas Development (2012) Ltd. (China), 4.88%, 05/17/2042(b)	50,000	46,722
		294,469
Oil & Gas Refining & Marketing-0.14%
Marathon Petroleum Corp., 3.63%, 09/15/2024	50,000	48,761
Phillips 66 Co., 3.61%, 02/15/2025(b)	50,000	48,405
		97,166
Oil & Gas Storage & Transportation-0.81%
Enbridge, Inc. (Canada), 3.70%, 07/15/2027	50,000	47,150
Energy Transfer L.P.
3.90%, 05/15/2024	20,000	19,552
3.90%, 07/15/2026	50,000	47,151
5.40%, 10/01/2047	50,000	42,914
Enterprise Products Operating LLC, 4.45%, 02/15/2043	50,000	42,345
Kinder Morgan, Inc.
4.30%, 03/01/2028	50,000	48,182
3.25%, 08/01/2050	50,000	33,006
MPLX L.P., 4.50%, 04/15/2038	50,000	42,751
ONEOK, Inc., 3.10%, 03/15/2030	50,000	42,209
Sabine Pass Liquefaction LLC, 4.50%, 05/15/2030	50,000	47,153
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	50,000	42,943
TransCanada PipeLines Ltd. (Canada), 4.63%, 03/01/2034	50,000	45,989
Williams Cos., Inc. (The), 3.90%, 01/15/2025	50,000	48,824
		550,169
Other Diversified Financial Services-0.43%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	50,000	36,522
Avolon Holdings Funding Ltd. (Ireland), 2.13%, 02/21/2026(b)	50,000	42,777
Corebridge Financial, Inc., 4.40%, 04/05/2052(b)	25,000	20,035
ERAC USA Finance LLC, 7.00%, 10/15/2037(b)	50,000	54,280
ORIX Corp. (Japan), 3.25%, 12/04/2024	50,000	48,225
Province of Quebec (Canada), 0.60%, 07/23/2025	50,000	45,354
Voya Financial, Inc., 3.65%, 06/15/2026	50,000	47,395
		294,588
Packaged Foods & Meats-0.24%
General Mills, Inc., 4.15%, 02/15/2043	50,000	42,459
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 05/15/2032(b)	50,000	39,129
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030	50,000	46,109
Nestle Holdings, Inc., 2.63%, 09/14/2051(b)	50,000	33,475
		161,172
Paper Packaging-0.07%
WRKCo, Inc., 4.00%, 03/15/2028	50,000	46,757
Paper Products-0.13%
Fibria Overseas Finance Ltd. (Brazil), 4.00%, 01/14/2025	50,000	48,376
Georgia-Pacific LLC, 2.30%, 04/30/2030(b)	50,000	41,853
		90,229
	Principal Amount	Value
Personal Products-0.15%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027	$50,000	$47,317
Unilever Capital Corp. (United Kingdom), 5.90%, 11/15/2032	50,000	54,460
		101,777
Pharmaceuticals-0.62%
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	50,000	39,906
Bayer US Finance II LLC (Germany), 4.40%, 07/15/2044(b)	50,000	39,252
Bristol-Myers Squibb Co., 3.55%, 03/15/2042	50,000	41,519
Eli Lilly and Co., 4.15%, 03/15/2059	50,000	44,357
GlaxoSmithKline Capital PLC (United Kingdom), 3.00%, 06/01/2024	50,000	48,827
Johnson & Johnson, 4.50%, 12/05/2043	50,000	48,391
Merck & Co., Inc., 2.75%, 12/10/2051	50,000	34,511
Novartis Capital Corp. (Switzerland), 1.75%, 02/14/2025	50,000	47,333
Pfizer, Inc., 3.40%, 05/15/2024	25,000	24,601
Wyeth LLC, 6.00%, 02/15/2036	50,000	54,106
		422,803
Property & Casualty Insurance-0.16%
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	50,000	48,267
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(b)	25,000	16,275
Travelers Cos., Inc. (The), 4.10%, 03/04/2049	50,000	41,130
		105,672
Railroads-0.38%
Burlington Northern Santa Fe LLC, 4.05%, 06/15/2048	50,000	42,832
Canadian National Railway Co. (Canada), 3.50%, 11/15/2042	50,000	38,060
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	50,000	49,744
CSX Corp., 2.40%, 02/15/2030	50,000	42,662
Norfolk Southern Corp., 3.70%, 03/15/2053	50,000	38,105
Union Pacific Corp., 2.15%, 02/05/2027	50,000	45,595
		256,998
Regional Banks-0.59%
Citizens Financial Group, Inc., 4.30%, 12/03/2025	50,000	48,783
Fifth Third Bancorp, 3.95%, 03/14/2028	50,000	47,394
Huntington Bancshares, Inc., 2.55%, 02/04/2030	50,000	41,167
KeyCorp, 2.55%, 10/01/2029	50,000	41,820
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	50,000	46,326
Regions Financial Corp., 2.25%, 05/18/2025	50,000	46,790
Santander Holdings USA, Inc., 3.24%, 10/05/2026	50,000	45,924
SVB Financial Group, 2.10%, 05/15/2028	50,000	41,012
Truist Financial Corp., 1.13%, 08/03/2027(c)	50,000	42,166
		401,382
Reinsurance-0.14%
Alleghany Corp., 3.63%, 05/15/2030	50,000	46,384
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027(c)	50,000	46,515
		92,899

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Renewable Electricity-0.09%
DTE Electric Co., Series B, 3.65%, 03/01/2052	$50,000	$39,069
NSTAR Electric Co., 4.95%, 09/15/2052	25,000	24,211
		63,280
Restaurants-0.12%
McDonald’s Corp., 4.20%, 04/01/2050	50,000	42,565
Starbucks Corp., 2.25%, 03/12/2030	50,000	42,214
		84,779
Retail REITs-0.20%
Realty Income Corp., 4.63%, 11/01/2025	50,000	49,654
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), 4.38%, 05/28/2030(b)	50,000	44,655
Simon Property Group L.P., 1.75%, 02/01/2028	50,000	42,628
		136,937
Semiconductor Equipment-0.07%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 2.70%, 05/01/2025	50,000	46,945
Semiconductors-0.47%
Broadcom, Inc.
4.15%, 04/15/2032(b)	50,000	43,970
3.19%, 11/15/2036(b)	50,000	36,278
Intel Corp.
2.45%, 11/15/2029	50,000	43,041
4.25%, 12/15/2042	50,000	43,091
Micron Technology, Inc., 4.66%, 02/15/2030	50,000	46,137
NVIDIA Corp., 1.55%, 06/15/2028	50,000	42,848
QUALCOMM, Inc., 3.25%, 05/20/2050(c)	25,000	18,526
Texas Instruments, Inc., 1.13%, 09/15/2026	50,000	44,365
		318,256
Soft Drinks-0.20%
Coca-Cola Co. (The), 2.25%, 01/05/2032(c)	50,000	42,013
Keurig Dr Pepper, Inc., 0.75%, 03/15/2024	50,000	47,331
PepsiCo, Inc., 2.63%, 07/29/2029	50,000	44,576
		133,920
Sovereign Debt-2.48%
African Development Bank (Supranational), Series GDIF, 3.38%, 07/07/2025	50,000	48,823
Bank of England (United Kingdom), 2.00%, 03/21/2025(b)	50,000	47,292
Caisse d’Amortissement de la Dette Sociale (France), 3.38%, 03/20/2024(b)	100,000	98,318
Canada Government International Bond (Canada), 1.63%, 01/22/2025	60,000	56,766
Colombia Government International Bond (Colombia), 6.13%, 01/18/2041	100,000	78,225
Hungary Government International Bond (Hungary), 5.38%, 03/25/2024	50,000	50,081
Indonesia Government International Bond (Indonesia), 4.75%, 01/08/2026(b)	200,000	198,086
Japan Bank for International Cooperation (Japan), 0.50%, 04/15/2024	100,000	94,277
Korea Development Bank (South Korea), 4.00%, 09/08/2025	50,000	48,641
Mexico Government International Bond (Mexico)
5.55%, 01/21/2045	60,000	55,745
5.75%, 10/12/2110	70,000	60,655
Panama Government International Bond (Panama), 8.88%, 09/30/2027	100,000	116,563
	Principal Amount	Value
Sovereign Debt-(continued)
Peruvian Government International Bond (Peru), 3.55%, 03/10/2051	$100,000	$73,017
Philippine Government International Bond (Philippines)
10.63%, 03/16/2025	50,000	56,502
9.50%, 02/02/2030	25,000	31,437
Province of Alberta (Canada), 3.30%, 03/15/2028	50,000	47,689
Province of Ontario (Canada), 2.13%, 01/21/2032	100,000	83,936
Qatar Government International Bond (Qatar), 6.40%, 01/20/2040(b)	100,000	115,528
Republic of Italy Government International Bond (Italy), 5.38%, 06/15/2033	50,000	49,390
Romanian Government International Bond (Romania), 5.13%, 06/15/2048(b)	50,000	40,103
Saudi Government International Bond (Saudi Arabia), 5.00%, 04/17/2049(b)	200,000	187,354
Uruguay Government International Bond (Uruguay), 4.38%, 01/23/2031	50,000	50,055
		1,688,483
Specialized Finance-0.07%
National Rural Utilities Cooperative Finance Corp., 0.35%, 02/08/2024	50,000	47,390
Specialized REITs-0.13%
American Tower Corp., 3.10%, 06/15/2050	50,000	32,831
Crown Castle, Inc., 2.50%, 07/15/2031	50,000	40,694
Equinix, Inc., 1.55%, 03/15/2028	20,000	16,604
		90,129
Specialty Chemicals-0.19%
Albemarle Corp., 5.05%, 06/01/2032	50,000	47,966
DuPont de Nemours, Inc., 4.49%, 11/15/2025	50,000	49,582
Sherwin-Williams Co. (The), 2.90%, 03/15/2052	50,000	32,167
		129,715
Steel-0.09%
Steel Dynamics, Inc., 3.25%, 10/15/2050	25,000	16,175
Vale Overseas Ltd. (Brazil), 3.75%, 07/08/2030	50,000	43,500
		59,675
Systems Software-0.50%
Microsoft Corp.
3.50%, 02/12/2035	50,000	46,357
4.25%, 02/06/2047	50,000	47,778
2.92%, 03/17/2052	50,000	36,898
Oracle Corp.
1.65%, 03/25/2026	50,000	44,807
2.30%, 03/25/2028	50,000	43,281
3.60%, 04/01/2040	50,000	37,073
3.95%, 03/25/2051	50,000	36,463
VMware, Inc., 4.70%, 05/15/2030	50,000	46,816
		339,473
Technology Distributors-0.06%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028	50,000	42,116

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-0.31%
Apple, Inc.
0.70%, 02/08/2026	$50,000	$44,603
1.65%, 02/08/2031	50,000	40,804
3.75%, 09/12/2047	50,000	42,550
2.80%, 02/08/2061	50,000	33,100
HP, Inc., 4.75%, 01/15/2028	50,000	48,593
		209,650
Tobacco-0.23%
Altria Group, Inc., 3.80%, 02/14/2024	50,000	49,172
BAT Capital Corp. (United Kingdom)
3.46%, 09/06/2029	50,000	42,687
5.65%, 03/16/2052	50,000	41,655
Philip Morris International, Inc., 4.38%, 11/15/2041	30,000	24,392
		157,906
Trading Companies & Distributors-0.06%
Air Lease Corp., 3.13%, 12/01/2030	50,000	41,088
Water Utilities-0.03%
American Water Capital Corp., 3.45%, 05/01/2050	25,000	18,547
Wireless Telecommunication Services-0.27%
Rogers Communications, Inc. (Canada), 2.95%, 03/15/2025(b)	50,000	47,449
T-Mobile USA, Inc.
3.88%, 04/15/2030	50,000	45,784
5.65%, 01/15/2053	50,000	49,426
Vodafone Group PLC (United Kingdom), 4.38%, 02/19/2043	50,000	40,950
		183,609
Total U.S. Dollar Denominated Bonds & Notes (Cost $20,412,534)		19,118,917
U.S. Government Sponsored Agency Mortgage-Backed Securities-24.37%
Collateralized Mortgage Obligations-0.49%
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series 2018-K083, Class A1, 3.94%, 07/25/2028	159,831	157,185
Series 2019-K092, Class A2, 3.30%, 04/25/2029	100,000	93,948
Series 2022-K141, Class A2, 2.25%, 02/25/2032	100,000	83,801
		334,934
Federal Farm Credit Bank (FFCB)-0.28%
0.88%, 11/18/2024	50,000	46,632
1.75%, 02/14/2025	50,000	47,113
2.90%, 05/09/2025	100,000	96,672
		190,417
Federal Home Loan Bank (FHLB)-0.33%
0.50%, 04/14/2025	100,000	91,820
0.38%, 09/04/2025	50,000	45,036
2.13%, 12/14/2029	100,000	87,504
		224,360
Federal Home Loan Mortgage Corp. (FHLMC)-6.71%
0.38%, 09/23/2025	50,000	44,961
0.90%, 10/13/2027	100,000	86,298
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)-(continued)
2.50%, 09/01/2028 to 06/01/2052	$1,750,856	$1,505,941
3.00%, 11/01/2028 to 06/01/2052	823,348	737,444
2.00%, 05/01/2036 to 05/01/2052	1,241,716	1,031,641
1.50%, 10/01/2036 to 04/01/2051	363,042	305,095
3.50%, 02/01/2043 to 09/01/2052	233,888	215,989
4.00%, 08/01/2047 to 06/01/2052	507,673	481,849
4.50%, 03/01/2049 to 06/01/2050	34,401	33,818
5.50%, 09/01/2052	96,432	97,507
Series 1, 0.00%, 11/15/2038(f)	50,000	23,972
		4,564,515
Federal National Mortgage Association (FNMA)-10.81%
2.63%, 09/06/2024	100,000	96,913
0.75%, 10/08/2027(c)	60,000	51,681
3.50%, 12/01/2028 to 06/01/2052	1,033,448	960,626
0.88%, 08/05/2030	50,000	39,598
2.50%, 02/01/2032 to 04/01/2052	1,274,360	1,118,607
1.50%, 09/01/2035 to 12/01/2051	659,331	541,483
2.00%, 09/01/2035 to 07/01/2052	3,112,816	2,616,122
3.00%, 09/01/2037 to 05/01/2052	978,046	879,114
4.00%, 07/01/2047 to 09/01/2050	322,911	311,781
5.00%, 05/01/2048 to 12/01/2052	277,941	277,169
4.50%, 07/01/2048 to 06/01/2052	470,430	460,283
		7,353,377
Government National Mortgage Association (GNMA)-5.75%
3.50%, 04/20/2042 to 05/20/2052	613,907	574,629
3.00%, 06/20/2046 to 05/20/2052	800,469	724,192
4.00%, 11/15/2046 to 09/20/2052	384,970	370,022
5.00%, 05/20/2048 to 09/20/2052	110,311	110,220
2.50%, 06/20/2049 to 05/20/2052	1,061,428	933,106
4.50%, 07/20/2049 to 11/20/2052	263,016	257,404
2.00%, 09/20/2050 to 05/20/2052	862,673	733,717
5.50%, 11/20/2052	100,000	101,153
6.00%, 11/20/2052	100,000	102,119
		3,906,562
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,702,876)		16,574,165

Asset-Backed Securities-2.12%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2020-2A, Class A, 2.02%, 02/20/2027(b)	100,000	89,784
Bank, Series 2019-BNK23, Class A3, 2.92%, 12/15/2052	100,000	86,927
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85%, 09/15/2053	100,000	79,954
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3, 2.06%, 08/15/2028	50,000	45,546
CarMax Auto Owner Trust, Series 2022-2, Class A3, 3.49%, 02/16/2027	150,000	145,830
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4, 2.90%, 07/10/2049	100,000	91,557
Commercial Mortgage Trust, Series 2015-CR22, Class A5, 3.31%, 03/10/2048	100,000	94,807
Discover Card Execution Note Trust, Series 2022-A4, Class A, 5.03%, 10/15/2027	100,000	100,438
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 07/15/2030(b)	100,000	97,658

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value

GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class C, 1.05%, 05/18/2026	$100,000	$91,779
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/2069(b)	65,591	56,642
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/2036(b)	100,000	89,435
SMB Private Education Loan Trust, Series 2021-B, Class A, 1.31%, 07/17/2051(b)	65,467	58,444
Verizon Owner Trust, Series 2020-B, Class A, 0.47%, 02/20/2025	32,564	31,972
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class B, 3.72%, 04/15/2050	100,000	92,578
Series 2015-NXS2, Class A4, 3.50%, 07/15/2058	200,000	190,269
Total Asset-Backed Securities (Cost $1,507,875)		1,443,620

Municipal Obligations-0.41%
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039	100,000	128,767
New York (City of), NY (Social Bonds), Series 2022, GO Bonds, 5.26%, 10/01/2052	50,000	51,708
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB, 5.18%, 04/01/2030	50,000	51,340
University of California, Series 2014, RB, 4.77%, 05/15/2044	50,000	47,906
Total Municipal Obligations (Cost $299,161)		279,721
	Shares	Value
Money Market Funds-5.54%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(g)(h) (Cost $3,766,288)	3,766,288	$3,766,288
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-104.49% (Cost $75,527,983)		71,060,444
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.73%
Invesco Private Government Fund, 3.83%(g)(h)(i)	139,395	139,395
Invesco Private Prime Fund, 4.15%(g)(h)(i)	358,281	358,353
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $497,684)		497,748
TOTAL INVESTMENTS IN SECURITIES-105.22% (Cost $76,025,667)		71,558,192
OTHER ASSETS LESS LIABILITIES-(5.22)%		(3,553,165)
NET ASSETS-100.00%		$68,005,027

Investment Abbreviations:
Ctfs.	-Certificates
GO	-General Obligation
RB	-Revenue Bonds
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $3,578,647, which represented 5.26% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,078,326	$5,439,161	$(3,751,199)	$-	$-	$3,766,288	$10,214
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2022
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$162,453	$1,289,717	$(1,312,775)	$-	$-	$139,395	$1,632*
Invesco Private Prime Fund	417,597	1,968,444	(2,027,708)	64	(44)	358,353	4,135*
Total	$2,658,376	$8,697,322	$(7,091,682)	$64	$(44)	$4,264,036	$15,981

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco PureBetaSM MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,339,076,759	$-	$-	$2,339,076,759
Money Market Funds	-	76,542,047	-	76,542,047
Total Investments	$2,339,076,759	$76,542,047	$-	$2,415,618,806
Invesco PureBetaSM MSCI USA Small Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$34,139,999	$-	$283	$34,140,282
Money Market Funds	19,682	7,432,596	-	7,452,278
Total Investments	$34,159,681	$7,432,596	$283	$41,592,560
Invesco PureBetaSM US Aggregate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$29,877,733	$-	$29,877,733
U.S. Dollar Denominated Bonds & Notes	-	19,118,917	-	19,118,917
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	16,574,165	-	16,574,165
Asset-Backed Securities	-	1,443,620	-	1,443,620
Municipal Obligations	-	279,721	-	279,721
Money Market Funds	3,766,288	497,748	-	4,264,036
Total Investments	$3,766,288	$67,791,904	$-	$71,558,192